UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: Prudential Global Absolute Return Bond Fund and Prudential Real Assets Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Real Assets Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term real return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. Prudential Fixed Income is a unit of PGIM, a registered investment adviser. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide. CoreCommodity Management LLC is a subadviser to the Fund and not a Prudential Financial company.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Assets Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Assets Fund

June 15, 2016

Prudential Real Assets Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.20	–6.33	0.64	5.47 (12/30/10)
Class B	0.84	–7.05	–3.06	1.40 (12/30/10)
Class C	0.84	–7.05	–2.96	1.40 (12/30/10)
Class Q	1.45	–6.08	N/A	–5.34 (1/23/15)
Class Z	1.29	–6.18	1.90	6.89 (12/30/10)
Customized Blend Index	1.84	–4.95	–6.70	—
Barclays US TIPS Index	3.89	1.12	13.60	—
Lipper Flexible Portfolio Funds Average*	–0.27	–4.97	17.48	—
Lipper Customized Average*	2.56	–6.97	–8.71	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–12.47	–1.11	–0.59 (12/30/10)
Class B	–12.64	–0.90	–0.42 (12/30/10)
Class C	–8.90	–0.71	–0.25 (12/30/10)
Class Q	–6.99	N/A	–6.70 (1/23/15)
Class Z	–7.07	0.28	0.75 (12/30/10)
Customized Blend Index	–5.79	–1.27	—
Barclays US TIPS Index	1.51	3.02	—
Lipper Flexible Portfolio Funds Average*	–5.35	3.37	—
Lipper Customized Average*	–7.70	–2.18	—

*The Fund’s performance is compared to a customized Lipper Average (Customized Average) comprised of real asset funds, although Lipper classifies the Fund in its Flexible Portfolio Funds category. The Fund is compared to the Customized Average because the Fund’s investment manager believes that these funds provide a more appropriate basis for Fund performance comparisons.

The performance for periods prior to January 6, 2014 does not reflect the implementation of certain investment strategies for the Fund, which became effective on or about that date.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International World Real Estate Net Dividend Index (33.3%), and Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends. The cumulative total returns for the Customized Blend Index measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 4/30/16 are –0.60% and –4.58% for Class Q shares. The average annual total returns for the Customized Blend Index measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 3/31/16 are –0.65% and –6.25% for Class Q shares.

Prudential Real Assets Fund	5

Your Fund’s Performance (continued)

Barclays US TIPS Index—The Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury. The cumulative total returns for the TIPS Index measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 4/30/16 are 18.88% and 0.16% for Class Q shares. The average annual total returns for the TIPS Index measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 3/31/16 are 3.28% and –0.16% for Class Q shares.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds category for the periods noted. Funds in the Lipper Average allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 4/30/16 are 25.37% and –2.28% for Class Q shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 3/31/16 are 3.90% and –3.14% for Class Q shares.

Lipper Customized Average—See explanation on page 4. The cumulative total returns for the Lipper Customized Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 4/30/16 are –3.06% and –5.08% for Class Q shares. The average annual total returns for the Lipper Customized Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 3/31/16 are –1.50% and
–7.37% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Prudential Jennison Global Infrastructure Fund (Class Z), Utilities/Infrastructure	10.9
Prudential International Real Estate Fund (Class Z), Real Estate	9.4
U.S. Treasury Inflation Indexed Bond, TIPS, 0.125%, 04/15/21 - 07/15/24, U.S. Treasury Obligations	8.9
Prudential US Real Estate Fund (Class Z), Real Estate	8.8
Prudential Short Duration High Yield Income Fund (Class Q), High Yield	4.4

Holdings reflect only long-term investments and are subject to change.

Allocation expressed as a percentage of net assets as of 4/30/16 (%)
U.S. Treasury Obligations	29.6
Real Estate	18.2
Utilities/Infrastructure	10.9
High Yield	5.9
Natural Resources	4.2

Allocation reflects only long-term investments and is subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Real Assets Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Assets Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,012.00	1.20%	$6.00
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
Class B	Actual	$1,000.00	$1,008.40	1.95%	$9.74
	Hypothetical	$1,000.00	$1,015.17	1.95%	$9.77
Class C	Actual	$1,000.00	$1,008.40	1.95%	$9.74
	Hypothetical	$1,000.00	$1,015.17	1.95%	$9.77
Class Q	Actual	$1,000.00	$1,014.50	0.85%	$4.26
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Class Z	Actual	$1,000.00	$1,012.90	0.95%	$4.75
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.91	1.20
B	2.61	1.95
C	2.61	1.95
Q	1.51	0.85
Z	1.61	0.95

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. These figures include a weighted average of the net operating expenses of the underlying Funds in which the Fund invests. Such expenses, annualized, amounted to 0.61% for each share class. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Real Assets Fund	9

Consolidated Portfolio of Investments (unaudited)

as of April 30, 2016

Description			Shares	Value (Note 1)
LONG-TERM INVESTMENTS 74.0%

AFFILIATED MUTUAL FUNDS 43.3%
Prudential Floating Rate Income Fund (Class Z)			258,741	$2,517,551
Prudential International Real Estate Fund (Class Z)			1,607,372	16,138,019
Prudential Jennison Global Infrastructure Fund (Class Z)			1,624,779	18,684,963
Prudential Jennison MLP Fund (Class Z)			938,703	7,096,594
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*			202,161	7,221,182
Prudential Short Duration High Yield Income Fund (Class Q)			832,029	7,554,819
Prudential US Real Estate Fund (Class Z)			1,150,412	15,150,926

TOTAL AFFILIATED MUTUAL FUNDS (cost $69,807,850)(a)				74,364,054

EXCHANGE TRADED FUND 1.1%
Market Vectors Gold Miners (cost $1,708,749)			70,400	1,818,432

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS 29.6%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21- 07/15/24	14,590	15,192,117
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	2,910	2,949,107
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/23- 07/15/25	905	946,946
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21- 02/15/43	4,680	4,995,814
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42- 02/15/45	2,030	2,032,475
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	170	178,164
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	3,125	3,619,483
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	07/15/20	650	758,977
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20- 02/15/44	3,645	4,218,234
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625	01/15/18	1,900	2,242,750
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	675	889,731
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,600	2,246,084
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/19- 02/15/41	2,365	2,974,841
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25- 01/15/27	2,495	3,688,961

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	11

Consolidated Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	900	$1,253,490
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	675	1,366,896
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	620	1,284,087

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,182,938)				50,838,157

TOTAL LONG-TERM INVESTMENTS (cost $120,699,537)				127,020,643

SHORT-TERM INVESTMENTS 16.3%

U.S. TREASURY OBLIGATIONS(b)(c) 13.1%
U.S. Treasury Bills	0.196	06/06/16	700	699,914
U.S. Treasury Bills	0.202	07/14/16	2,000	1,999,310
U.S. Treasury Bills	0.225	07/14/16	4,500	4,498,448
U.S. Treasury Bills(d)	0.249	05/26/16	2,000	1,999,654
U.S. Treasury Bills(d)	0.252	06/16/16	350	349,919
U.S. Treasury Bills(d)	0.253	05/26/16	2,300	2,299,602
U.S. Treasury Bills(d)	0.270	06/16/16	100	99,977
U.S. Treasury Bills(d)	0.273	06/16/16	100	99,977
U.S. Treasury Bills(d)	0.285	06/16/16	200	199,953
U.S. Treasury Bills	0.295	05/19/16	9,900	9,898,699
U.S. Treasury Bills(d)	0.300	06/16/16	150	149,965
U.S. Treasury Bills(d)	0.325	06/16/16	200	199,954

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,494,521)				22,495,372

			Shares

AFFILIATED MUTUAL FUND 3.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,458,805)(Note 3)(a)			5,458,805	5,458,805

TOTAL SHORT-TERM INVESTMENTS (cost $27,953,326)				27,954,177

TOTAL INVESTMENTS 90.3% (cost $148,652,863)(Note 5)				154,974,820
Other assets in excess of liabilities(e) 9.7%				16,607,672

NET ASSETS 100.0%				$171,582,492

See Notes to Consolidated Financial Statements.

12

The following abbreviations are used in the semiannual report:

LME—London Metal Exchange

OTC—Over-the-counter

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at April 30, 2016(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(2)
	Long Positions:
73	Brent Crude	Jul. 2016	$3,090,477	$3,458,010	$367,533
13	Coffee ‘C’	Jul. 2016	604,331	592,312	(12,019)
35	Copper	Jul. 2016	1,877,750	1,998,062	120,312
6	Copper	Dec. 2016	336,912	344,025	7,113
90	Corn	Jul. 2016	1,663,975	1,762,875	98,900
2	Corn	Dec. 2016	38,675	39,525	850
6	Cotton No. 2	Jul. 2016	182,360	191,310	8,950
1	Cotton No. 2	Dec. 2016	31,060	31,360	300
21	Gasoline RBOB	Jul. 2016	1,330,312	1,418,609	88,297
116	Gold 100 OZ	Jun. 2016	14,279,884	14,969,800	689,916
8	Hard Red Winter Wheat	Jul. 2016	186,912	191,400	4,488
11	Lean Hogs	Jun. 2016	357,705	359,480	1,775
3	Lean Hogs	Oct. 2016	83,310	83,670	360
8	Live Cattle	Jun. 2016	401,235	367,760	(33,475)
2	Live Cattle	Dec. 2016	94,590	90,100	(4,490)
12	LME Nickel	May 2016	595,314	678,024	82,710
8	LME Nickel	Jul. 2016	418,614	453,240	34,626
6	LME Nickel	Dec. 2016	318,363	342,144	23,781
13	LME PRI Aluminum	May 2016	486,228	543,969	57,741
16	LME PRI Aluminum	Jul. 2016	618,630	672,700	54,070
5	LME PRI Aluminum	Dec. 2016	193,126	210,063	16,937
11	LME Zinc	May 2016	477,616	531,850	54,234
11	LME Zinc	Jul. 2016	500,861	533,225	32,364
8	LME Zinc	Dec. 2016	353,078	389,600	36,522
127	Natural Gas	Jul. 2016	2,777,280	2,948,940	171,660
28	No. 2 Soft Red Winter Wheat	Jul. 2016	652,875	683,900	31,025

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	13

Consolidated Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(2)
	Long Positions (cont’d)
23	NY Harbor ULSD	Jul. 2016	$1,220,167	$1,346,894	$126,727
21	Silver	Jul. 2016	1,686,205	1,870,995	184,790
17	Soybean	Jul. 2016	808,843	875,287	66,444
5	Soybean	Nov. 2016	247,257	251,938	4,681
17	Soybean Meal	Jul. 2016	492,810	569,160	76,350
2	Soybean Meal	Dec. 2016	64,500	65,960	1,460
27	Soybean Oil	Jul. 2016	553,206	536,868	(16,338)
29	Sugar #11 (World)	Jul. 2016	479,181	530,074	50,893
4	Sugar #11 (World)	Oct. 2016	63,784	74,323	10,539
5	Sugar #11 (World)	Mar. 2017	93,744	95,312	1,568
56	WTI Crude	Jul. 2016	2,399,760	2,614,640	214,880
2	WTI Crude	Dec. 2016	96,160	96,440	280

					2,656,754

	Short Positions:
12	LME Nickel	May 2016	619,762	678,024	(58,262)
13	LME PRI Aluminum	May 2016	492,664	543,969	(51,305)
11	LME Zinc	May 2016	490,893	531,850	(40,957)

					(150,524)

					$2,506,230

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury obligations with a combined market value of $4,299,256 and $1,099,745 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2016. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of April 30, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

14

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$79,822,859	$—	$—
Exchange Traded Fund	1,818,432	—	—
U.S. Treasury Obligations	—	73,333,529	—
Other Financial Instruments*
Commodity Futures Contracts	2,506,230	—	—

Total	$84,147,521	$73,333,529	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and exchange traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

U.S. Treasury Obligations	42.7%
Real Estate	18.2
Utilities/Infrastructure	10.9
High Yield	5.9
Natural Resources	4.2
Master Limited Partnership (MLPs)	4.1
Ultra Short Bond Fund	3.2%
Exchange Traded Fund	1.1

90.3
Other assets in excess of liabilities	9.7

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$2,723,076	*	Due from/to broker— variation margin futures	$216,846	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	15

Consolidated Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(2,171,369)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$3,088,194

For the six months ended April 30, 2016, the Fund’s average value at trade date for futures long position was $28,599,722 and for futures short position was $1,285,499.

See Notes to Consolidated Financial Statements.

16

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	April 30, 2016

Prudential Real Assets Fund

Consolidated Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Affiliated investments (cost $75,266,655)	$79,822,859
Unaffiliated investments (cost $73,386,208)	75,151,961
Cash	18,595,624
Receivable for investments sold	1,418,994
Due from broker—variation margin futures	427,656
Dividends and interest receivable	120,300
Receivable for Fund shares sold	106,720
Prepaid expenses	289

Total assets	175,644,403

Liabilities
Payable for investments purchased	3,885,237
Accrued expenses and other liabilities	85,435
Payable for Fund shares reacquired	56,842
Management fee payable	18,880
Affiliated transfer agent fee payable	10,080
Distribution fee payable	5,437

Total liabilities	4,061,911

Net Assets	$171,582,492

Net assets were comprised of:
Shares of beneficial interest, at par	$18,178
Paid-in capital in excess of par	181,845,706

181,863,884
Distributions in excess of net investment income	(218,840)
Accumulated net realized loss on investment transactions	(18,890,853)
Net unrealized appreciation on investments	8,828,301

Net assets, April 30, 2016	$171,582,492

See Notes to Consolidated Financial Statements.

18

Class A
Net asset value and redemption price per share, ($9,875,381 ÷ 1,047,494 shares of beneficial interest issued and outstanding)	$9.43
Maximum sales charge 5.50% of offering price	.55

Maximum offering price to public	$9.98

Class B
Net asset value, offering price and redemption price per share, ($951,736 ÷ 101,342 shares of beneficial interest issued and outstanding)	$9.39

Class C
Net asset value, offering price and redemption price per share, ($3,303,236 ÷ 351,950 shares of beneficial interest issued and outstanding)	$9.39

Class Q
Net asset value, offering price and redemption price per share, ($62,335,618 ÷ 6,604,893 shares of beneficial interest issued and outstanding)	$9.44

Class Z
Net asset value, offering price and redemption price per share, ($95,116,521 ÷ 10,072,684 shares of beneficial interest issued and outstanding)	$9.44

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	19

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Affiliated dividend income	$1,059,720
Interest income (net of inflationary and deflationary adjustments)	(127,984)

Total income	931,736

Expenses
Management fee	558,662
Distribution fee—Class A	14,120
Distribution fee—Class B	5,079
Distribution fee—Class C	16,775
Transfer agent’s fees and expenses (including affiliated expense of $28,900)	50,000
Custodian and accounting fees	45,000
Registration fees	35,000
Audit fee	24,000
Shareholders’ reports	22,000
Legal fees and expenses	12,000
Trustees’ fees	6,000
Insurance expenses	1,000
Loan interest expense	177
Miscellaneous	9,283

Total expenses	799,096
Less: Management fee waiver and/or expense reimbursement	(518,635)
Distribution fee waiver-Class A	(2,353)

Net expenses	278,108

Net investment income	653,628

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated $(5,284,298))	(5,078,131)
Net capital gain distribution received (including affiliated $1,456,284)	1,456,284
Futures transactions	(2,171,369)
Foreign currency transactions	1,796

(5,791,420)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $2,627,882)	4,901,806
Futures	3,088,194
Foreign currencies	95

7,990,095

Net gain on investment and foreign currency transactions	2,198,675

Net Increase In Net Assets Resulting From Operations	$2,852,303

See Notes to Consolidated Financial Statements.

20

Consolidated Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Eight Months Ended October 31, 2015	Year Ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$653,628	$1,005,965	$1,027,178
Net realized gain (loss) on investment and foreign currency transactions	(5,791,420)	(5,812,182)	(1,690,267)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,990,095	(5,959,544)	2,693,094

Net increase (decrease) in net assets resulting from operations	2,852,303	(10,765,761)	2,030,005

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(42,175)	(40,142)	(141,904)
Class B	(3,264)	(1,107)	(8,169)
Class C	(10,170)	(3,607)	(25,038)
Class Q	(343,756)	(276,766)	—
Class Z	(465,556)	(437,979)	(1,453,664)

	(864,921)	(759,601)	(1,628,775)

Tax return of capital
Class A	—	(27,544)	—
Class B	—	(759)	—
Class C	—	(2,475)	—
Class Q	—	(189,905)	—
Class Z	—	(300,526)	—

	—	(521,209)	—

Distributions from net realized gains
Class A	—	(36,717)	(721,781)
Class B	—	(4,281)	(85,612)
Class C	—	(14,702)	(216,138)
Class Q	—	(32)	—
Class Z	—	(307,469)	(4,211,276)

	—	(363,201)	(5,234,807)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,278,254	68,117,764	41,756,226
Net asset value of shares issued in reinvestment of dividends, distributions and tax return of capital	863,975	1,640,058	6,849,358
Cost of shares reacquired	(6,659,823)	(17,545,013)	(11,972,235)

Net increase in net assets from Fund share transactions	12,482,406	52,212,809	36,633,349

Total increase	14,469,788	39,803,037	31,799,772

Net Assets:
Beginning of period	157,112,704	117,309,667	85,509,895

End of period	$171,582,492	$157,112,704	$117,309,667

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At April 30, 2016, the Trust consisted of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund), Prudential QMA Global Tactical Allocation Fund (formerly Prudential Global Tactical Allocation Fund), Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential Real Assets Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced investment operations on December 30, 2010. The investment objective of the Fund is to seek long-term real return.

The Fund’s fiscal year end has changed from an annual reporting period that ends February 28 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on January 3, 2011. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental,

22

non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments. As of April 30, 2016, the Subsidiary had net assets of $41,516,820, representing 24.2% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

Prudential Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

24

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period

Prudential Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs) and in ETFs whose returns are linked to commodities or commodity indices within the limits of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

26

Inflation-Protected Securities: The Fund invests in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Prudential Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc., and CoreCommodity Management, LLC (“Core”), each a Subadviser and together, the Subadvisers. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

28

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund. The effective management fee rate was .04% of the Fund’s average daily net assets for the six months ended April 30, 2016.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into two separate Subadvisory Agreements with QMA and Core relating to the Subsidiary.

Effective on May 16, 2013, PI had contractually agreed to limit net annual fund operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses of each class of shares to .95% of the Fund’s average daily net assets. Effective on January 23, 2015, the expense limit (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses) was reduced to .85% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through February 28, 2017 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $1,378 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $1,966 and $11 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIMS, QMA, PGIM, Inc., and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. The Fund also invests in other affiliated mutual funds. Earnings from the Core Fund and other mutual funds are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, aggregated $50,873,332 and $56,468,281 respectively. United States government securities represent $22,088,924 and $16,898,743 of those purchases and sales, respectively.

30

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended April 30, 2016 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received		Value, End of Period
Prudential Floating Rate Income Fund (Class Z)	$4,768,195	$1,468,577	$3,667,500	$68,305		$2,517,551
Prudential International Real Estate Fund (Class Z)	21,139,592	4,678,740	9,156,200	349,634		16,138,019
Prudential Jennison Global Infrastructure Fund (Class Z)	21,413,392	3,539,423	5,940,348	144,923		18,684,963
Prudential Jennison MLP Fund (Class Z)	4,926,741	5,959,896	3,145,777	21,419	*	7,096,594
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	3,439,659	4,177,000	831,000	—		7,221,182
Prudential Short Duration High Yield Income Fund (Class Q)	8,775,533	2,313,160	3,409,100	252,207		7,554,819
Prudential US Real Estate Fund (Class Z)	25,127,762	4,938,863	13,496,138	1,836,612		15,150,926

	$89,590,874	$27,075,659	$39,646,063	$2,673,100		$74,364,054

*	Amount includes return of capital distribution.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$149,501,903

Appreciation	5,600,378
Depreciation	(127,461)

Net Unrealized Appreciation	$5,472,917

The book basis may differ from tax basis due to certain tax related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2015 of approximately $2,101,000 which can be carried forward for an unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2016, Prudential owned 4,529,331 Class Z shares of the Fund.

32

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	132,563	$1,183,152
Shares issued in reinvestment of dividends	4,655	41,526
Shares reacquired	(144,475)	(1,289,312)

Net increase (decrease) in shares outstanding before conversion	(7,257)	(64,634)
Shares issued upon conversion from other share class(es)	158	1,407
Shares reacquired upon conversion into other share class(es)	(865)	(7,714)

Net increase (decrease) in shares outstanding	(7,964)	$(70,941)

Eight months ended October 31, 2015:
Shares sold	209,553	$2,037,887
Shares issued in reinvestment of dividends, distributions and tax return of capital	10,420	101,219
Shares reacquired	(280,957)	(2,706,602)

Net increase (decrease) in shares outstanding before conversion	(60,984)	(567,496)
Shares issued upon conversion from other class(es)	331	3,211
Shares reacquired upon conversion into other class(es)	(6,314)	(59,861)

Net increase (decrease) in shares outstanding	(66,967)	$(624,146)

Year ended February 28, 2015:
Shares sold	724,039	$7,596,748
Shares issued in reinvestment of dividends and distributions	82,327	858,195
Shares reacquired	(234,449)	(2,444,947)

Net increase (decrease) in shares outstanding before conversion	571,917	6,009,996
Shares issued upon conversion from other share class(es)	435	4,593
Shares reacquired upon conversion into other share class(es)	(586,437)	(6,305,783)

Net increase (decrease) in shares outstanding	(14,085)	$(291,194)

Prudential Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2016:
Shares sold	959	$8,541
Shares issued in reinvestment of dividends	356	3,176
Shares reacquired	(25,557)	(226,282)

Net increase (decrease) in shares outstanding before conversion	(24,242)	(214,565)
Shares reacquired upon conversion into other share class(es)	(158)	(1,407)

Net increase (decrease) in shares outstanding	(24,400)	$(215,972)

Eight months ended October 31, 2015:
Shares sold	3,207	$31,000
Shares issued in reinvestment of dividends, distributions and tax return of capital	609	6,020
Shares reacquired	(19,822)	(194,097)

Net increase (decrease) in shares outstanding before conversion	(16,006)	(157,077)
Shares reacquired upon conversion into other class(es)	(332)	(3,211)

Net increase (decrease) in shares outstanding	(16,338)	$(160,288)

Year ended February 28, 2015:
Shares sold	6,696	$72,030
Shares issued in reinvestment of dividends and distributions	8,858	92,275
Shares reacquired	(15,830)	(164,195)

Net increase (decrease) in shares outstanding before conversion	(276)	110
Shares reacquired upon conversion into other share class(es)	(435)	(4,593)

Net increase (decrease) in shares outstanding	(711)	$(4,483)

Class C
Six months ended April 30, 2016:
Shares sold	18,344	$161,495
Shares issued in reinvestment of dividends	1,121	9,976
Shares reacquired	(76,340)	(677,491)

Net increase (decrease) in shares outstanding	(56,875)	$(506,020)

Eight months ended October 31, 2015:
Shares sold	38,740	$379,579
Shares issued in reinvestment of dividends, distributions and tax return of capital	2,089	20,647
Shares reacquired	(92,231)	(897,302)

Net increase (decrease) in shares outstanding	(51,402)	$(497,076)

Year ended February 28, 2015:
Shares sold	190,532	$2,000,952
Shares issued in reinvestment of dividends and distributions	23,164	240,739
Shares reacquired	(104,370)	(1,084,593)

Net increase (decrease) in shares outstanding	109,326	$1,157,098

34

Class Q	Shares	Amount
Six months ended April 30, 2016:
Shares sold	858,331	$7,591,038
Shares issued in reinvestment of dividends	38,353	343,757
Shares reacquired+	(1,541)	(14,051)

Net increase (decrease) in shares outstanding	895,143	$7,920,744

Eight months ended October 31, 2015:
Shares sold	5,660,039	$56,260,786
Shares issued in reinvestment of dividends, distributions and tax return of capital	49,106	466,703
Shares reacquired	(380)	(3,586)

Net increase (decrease) in shares outstanding	5,708,765	$56,723,903

Period ended February 28, 2015*:
Shares sold	985.2	$10,000
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	985.2	$10,000

Class Z
Six months ended April 30, 2016:
Shares sold	1,037,390	$9,334,028
Shares issued in reinvestment of dividends	51,971	465,540
Shares reacquired	(494,284)	(4,452,687)

Net increase (decrease) in shares outstanding before conversion	595,077	5,346,881
Shares issued upon conversion from other share class(es)	864	7,714

Net increase (decrease) in shares outstanding	595,941	$5,354,595

Eight months ended October 31, 2015:
Shares sold	955,865	$9,408,512
Shares issued in reinvestment of dividends, distributions and tax return of capital	107,851	1,045,469
Shares reacquired	(1,410,265)	(13,743,426)

Net increase (decrease) in shares outstanding before conversion	(346,549)	(3,289,445)
Shares issued upon conversion from other class(es)	6,301	59,861

Net increase (decrease) in shares outstanding	(340,248)	$(3,229,584)

Year ended February 28, 2015:
Shares sold	3,078,116	$32,076,496
Shares issued in reinvestment of dividends and distributions	545,630	5,658,149
Shares reacquired	(791,238)	(8,278,500)

Net increase (decrease) in shares outstanding before conversion	2,832,508	29,456,145
Shares issued upon conversion from other share class(es)	585,211	6,305,783

Net increase (decrease) in shares outstanding	3,417,719	$35,761,928

*	Commencement of operations was January 23, 2015.
+	Includes affiliated redemption of 997 shares with a value of $9,052 for Class Q shares.

Prudential Real Assets Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 4 days that the Fund had loans outstanding during the period was $948,500, borrowed at a weighted average interest rate of 1.68%. The maximum loan outstanding during the period was $2,051,000. At April 30, 2016, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the consolidated financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the consolidated financial statements and disclosures has not yet been determined.

36

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Eight Months Ended October 31,	Year Ended February 28,			Year Ended February 29,	December 30, 2010(d) through February 28,
	2016		2015(h)	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.36		$10.15	$10.64	$10.51	$10.29	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03		.05	.11	.10	.05	.01	(.01)
Net realized and unrealized gain (loss) on investments	.08		(.75)	.12	.11	.26	.24	.19
Total from investment operations	.11		(.70)	.23	.21	.31	.25	.18
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.06)	(.13)	(.08)	(.09)	(.14)	-
Tax return of capital	-		- (g)	-	-	-	-	-
Distributions from net realized gains	-		(.03)	(.59)	-	-	-	-
Total dividends and distributions	(.04)		(.09)	(.72)	(.08)	(.09)	(.14)	-
Net Asset Value, end of period	$9.43		$9.36	$10.15	$10.64	$10.51	$10.29	$10.18
Total Return(a):	1.20%		(6.89)%	2.15%	2.01%	2.99%	2.46%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,875		$9,875	$11,396	$12,094	$15,148	$12,796	$794
Average net assets (000)	$9,465		$11,060	$12,020	$13,203	$13,700	$9,183	$115
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.59%	(e)	.49% (e)	.47%	.81%	1.28%	1.46%	1.45%	(e)
Expenses before waivers and/or expense reimbursement	1.30%	(e)	1.33% (e)	1.37%	1.43%	1.46%	1.84%	4.98%	(e)
Net investment income (loss)	.59%	(e)	.82% (e)	1.00%	.93%	.45%	.09%	(.42)%	(e)
Portfolio turnover rate	39%	(f)	48% (f)	67%	114%	45%	52%	4%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005.
(h)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	37

Consolidated Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Eight Months Ended October 31,		Year Ended February 28,				Year Ended February 29,	December 30, 2010(d) through February 28,
	2016		2015(h)		2015	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.34		$10.14		$10.62	$10.49		$10.29	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		-	(g)	.02	.02		(.03)	(.08)	(.02)
Net realized and unrealized gain (loss) on investments	.09		(.76)		.15	.11		.25	.26	.19
Total from investment operations	.08		(.76)		.17	.13		.22	.18	.17
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.01)		(.06)	-	(g)	(.02)	(.06)	-
Tax return of capital	-		-	(g)	-	-		-	-	-
Distributions from net realized gains	-		(.03)		(.59)	-		-	-	-
Total dividends and distributions	(.03)		(.04)		(.65)	-	(g)	(.02)	(.06)	-
Net Asset Value, end of period	$9.39		$9.34		$10.14	$10.62		$10.49	$10.29	$10.17
Total Return(a):	.84%		(7.45)%		1.48%	1.25%		2.16%	1.78%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$952		$1,175		$1,440	$1,517		$1,490	$1,035	$76
Average net assets (000)	$1,021		$1,296		$1,548	$1,421		$1,376	$633	$47
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.34%	(e)	1.24%	(e)	1.22%	1.56%		2.03%	2.21%	2.20%	(e)
Expenses before waivers and/or expense reimbursement	2.00%	(e)	2.03%	(e)	2.07%	2.13%		2.16%	2.51%	5.68%	(e)
Net investment income (loss)	(.14)%	(e)	.05%	(e)	.23%	.22%		(.30)%	(.82)%	(1.36)%	(e)
Portfolio turnover rate	39%	(f)	48%	(f)	67%	114%		45%	52%	4%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005.
(h)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

38

Class C Shares
	Six Months Ended April 30,		Eight Months Ended October 31,		Year Ended February 28,				Year Ended February 29,	December 30, 2010(d) through February 28,
	2016		2015(h)		2015	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.34		$10.13		$10.62	$10.48		$10.28	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		-	(g)	.01	.02		(.03)	(.07)	(.02)
Net realized and unrealized gain (loss) on investments	.09		(.75)		.15	.12		.25	.25	.18
Total from investment operations	.08		(.75)		.16	.14		.22	.18	.16
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.01)		(.06)	-	(g)	(.02)	(.06)	-
Tax return of capital	-		-	(g)	-	-		-	-	-
Distributions from net realized gains	-		(.03)		(.59)	-		-	-	-
Total dividends and distributions	(.03)		(.04)		(.65)	-	(g)	(.02)	(.06)	-
Net Asset Value, end of period	$9.39		$9.34		$10.13	$10.62		$10.48	$10.28	$10.16
Total Return(a):	.84%		(7.36)%		1.38%	1.35%		2.17%	1.79%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,303		$3,817		$4,663	$3,726		$4,451	$3,856	$549
Average net assets (000)	$3,373		$4,291		$4,320	$4,116		$4,110	$2,558	$114
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.34%	(e)	1.24%	(e)	1.22%	1.56%		2.03%	2.21%	2.20%	(e)
Expenses before waivers and/or expense reimbursement	2.00%	(e)	2.03%	(e)	2.07%	2.13%		2.16%	2.53%	5.68%	(e)
Net investment income (loss)	(.14)%	(e)	.07%	(e)	.14%	.17%		(.27)%	(.74)%	(1.07)%	(e)
Portfolio turnover rate	39%	(f)	48%	(f)	67%	114%		45%	52%	4%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005.
(h)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	39

Consolidated Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30, 2016		Eight Months Ended October 31, 2015(g)	January 23, 2015(d) through February 28, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.36		$10.16	$10.15
Income (loss) from investment operations:
Net investment income (loss)	.04		.08	(.04)
Net realized and unrealized gain (loss) on investments	.09		(.77)	.05
Total from investment operations	.13		(.69)	.01
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.07)	-
Tax return of capital	-		(.01)	-
Distributions from net realized gains	-		(.03)	-
Total dividends and distributions	(.05)		(.11)	-
Net Asset Value, end of period	$9.44		$9.36	$10.16
Total Return(a):	1.45%		(6.78)%	0.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,336		$53,463	$10
Average net assets (000)	$56,996		$29,985	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.24%	(e)	.15% (e)	.15%	(e)
Expenses before waivers and/or expense reimbursement	.90%	(e)	.94% (e)	1.06%	(e)
Net investment income (loss)	.93%	(e)	1.33% (e)	(3.50)%	(e)
Portfolio turnover rate	39%	(f)	48% (f)	67%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

40

Class Z Shares
	Six Months Ended April 30,		Eight Months Ended October 31,	Year Ended February 28,			Year Ended February 29,	December 30, 2010(d) through February 28,
	2016		2015(g)	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.37		$10.17	$10.65	$10.52	$10.30	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04		.07	.11	.11	.07	.06	(.01)
Net realized and unrealized gain (loss) on investments	.08		(.76)	.16	.12	.26	.22	.19
Total from investment operations	.12		(.69)	.27	.23	.33	.28	.18
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.06)	(.16)	(.10)	(.11)	(.16)	-
Tax return of capital	-		(.02)	-	-	-	-	-
Distributions from net realized gains	-		(.03)	(.59)	-	-	-	-
Total dividends and distributions	(.05)		(.11)	(.75)	(.10)	(.11)	(.16)	-
Net asset value, end of period	$9.44		$9.37	$10.17	$10.65	$10.52	$10.30	$10.18
Total Return(a):	1.29%		(6.83)%	2.51%	2.27%	3.22%	2.81%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95,117		$88,784	$99,800	$68,174	$58,273	$49,371	$41,270
Average net assets (000)	$88,553		$94,841	$83,675	$60,758	$50,717	$44,750	$40,011
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.34%	(e)	.24% (e)	.22%	.56%	1.03%	1.21%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.00%	(e)	1.03% (e)	1.07%	1.13%	1.16%	1.58%	4.68%	(e)
Net investment income (loss)	.83%	(e)	1.06% (e)	1.07%	1.08%	.72%	.56%	(.45)%	(e)
Portfolio turnover rate	39%	(f)	48% (f)	67%	114%	45%	52%	4%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

	CoreCommodity Management LLC	The Metro Center One Stamford Place Three North Stamford, CT 06902

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Assets Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ASSETS FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PUDAX	PUDBX	PUDCX	PUDQX	PUDZX
CUSIP	74440K819	74440K793	74440K785	74440K744	74440K777

MF207E2    0293077-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Global Absolute Return Bond Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Absolute Return Bond Fund

June 15, 2016

Prudential Global Absolute Return Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
Since Inception (%)
Class A	–0.14 (11/3/15)
Class C	–0.48 (11/3/15)
Class Q	–0.03 (11/3/15)
Class Z	0.07 (11/3/15)
BofA ML USD LIBOR 3-Month CM Index	0.21
Lipper Alternative Credit Focus Funds Average	–0.21

Average Annual Total Returns (With Sales Charges) as of 3/31/16
Since Inception (%)
Class A	N/A (11/3/15)
Class C	N/A (11/3/15)
Class Q	N/A (11/3/15)
Class Z	N/A (11/3/15)
BofA ML USD LIBOR 3-Month CM Index	N/A
Lipper Alternative Credit Focus Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

BofA ML USD LIBOR 3-Month CM Index—The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds category for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Global Absolute Return Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.19	3.00	8.60
Class C	0.16	2.40	8.26
Class Q	0.20	3.41	2.19
Class Z	0.20	3.39	9.27

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 4/30/16 (%)
A	19.8
BBB	21.1
BB	29.0
B	18.5
CCC	2.7
Not Rated	1.1
Cash/Cash Equivalents	7.8
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Global Absolute Return Bond Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Absolute Return Bond Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual**	$1,000.00	$998.60	1.20%	$5.96
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
Class C	Actual**	$1,000.00	$995.20	1.95%	$9.67
	Hypothetical	$1,000.00	$1,015.17	1.95%	$9.77
Class Q	Actual**	$1,000.00	$999.70	0.95%	$4.72
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77
Class Z	Actual**	$1,000.00	$1,000.70	0.95%	$4.73
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 179 day period ended April 30, 2016 due to the Fund’s inception date of November 3, 2015.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	13.33	1.20
C	14.09	1.95
Q	2.20	0.95
Z	13.04	0.95

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Absolute Return Bond Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 94.1%

ASSET-BACKED SECURITIES 5.7%

Non-Residential Mortgage-Backed Security 1.9%
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24		500	$483,471

Residential Mortgage-Backed Security 3.8%
Household Home Equity Loan Trust, Series 2007-1, Class M2	0.919	(a)	03/20/36		1,000	945,178

TOTAL ASSET-BACKED SECURITIES (cost $1,432,259)						1,428,649

CORPORATE BONDS 46.7%

Aerospace & Defense 0.5%
United Technologies Corp., Sr. Unsec’d. Notes	1.125		12/15/21	EUR	100	116,934

Auto Parts & Equipment 0.9%
Autodis SA (France), Sr. Sec’d. Notes, RegS	6.500		02/01/19	EUR	90	106,608
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes, RegS	5.125		06/30/22	EUR	100	121,617

						228,225

Banks 12.2%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750		07/28/25		250	255,517
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	(a)	12/31/49		250	250,938
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650		03/16/25		250	239,928
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750		03/26/25		250	244,065
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	(a)	12/31/49		250	243,438
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800		09/25/23		250	276,052
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000	(a)	12/31/49		250	255,650
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Govt Gtd. Notes, RegS	6.250		10/21/20		250	276,220
Morgan Stanley, Series J, Jr. Sub. Notes	5.550	(a)	12/31/49		250	247,500
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250		09/21/22		250	260,303
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125		09/24/25		250	256,498
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	(a)	12/31/49		250	255,937

						3,062,046

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Building Materls 1.4%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%	04/01/21	EUR	100	$118,009
LSF9 Balta Issuer SA (Luxembourg), Sr. Sec’d. Notes, RegS	7.750	09/15/22	EUR	100	123,380
US Concrete, Inc., Sr. Sec’d. Notes	8.500	12/01/18		105	109,200

					350,589

Chemicals 0.9%
Hexion, Inc., Sr. Sec’d. Notes	10.000	04/15/20		125	115,625
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250	06/15/21	EUR	100	116,223

					231,848

Commercial Services 1.6%
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000	09/01/19		300	271,500
United Rentals North America, Inc., Gtd. Notes	7.625	04/15/22		125	133,437

					404,937

Computers 1.4%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450	10/05/17		250	252,797
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375	04/01/23		100	100,937

					353,734

Distribution/Wholesale 1.0%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250	12/01/21	EUR	100	122,631
LKQ Italia Bondco SpA (Switzerland), Gtd. Notes, 144A	3.875	04/01/24	EUR	100	119,229

					241,860

Electric 4.2%
AES Corp., Sr. Unsec’d. Notes	7.375	07/01/21		25	28,688
Calpine Corp., Sr. Unsec’d. Notes	5.500	02/01/24		75	75,750
Dynegy, Inc., Gtd. Notes	7.375	11/01/22		250	246,945
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875	10/15/20		225	157,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20		250	286,250
NRG Energy, Inc., Gtd. Notes	7.875	05/15/21		125	129,950
State Grid Europe Development 2014 PLC (China), Series A, Gtd. Notes, RegS	1.500	01/26/22	EUR	100	114,391

					1,039,474

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electrical Components & Equipment 0.5%
Belden, Inc., Gtd. Notes, RegS	5.500%		04/15/23	EUR	100	$115,971

Electronics 0.5%
Honeywell International, Inc., Sr. Unsec’d. Notes	2.250		02/22/28	EUR	100	120,168

Entertainment 1.3%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375		11/01/23		125	130,156
International Game Technology PLC, Sr. Sec’d. Notes, RegS	4.125		02/15/20	EUR	100	121,233
Scientific Games International, Inc., Gtd. Notes	6.625		05/15/21		100	63,250

						314,639

Environmental Control 0.5%
Clean Harbors, Inc., Gtd. Notes	5.250		08/01/20		125	128,594

Food 0.5%
Darling Global Finance BV, Gtd. Notes, RegS	4.750		05/30/22	EUR	100	118,399

Forest Products & Paper 0.5%
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, RegS	3.375		04/01/22	EUR	100	115,116

Healthcare-Products 0.3%
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625		05/15/22		100	83,750

Healthcare-Services 3.0%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875		02/01/22		200	181,000
HCA, Inc., Gtd. Notes	5.875		02/15/26		200	207,500
HomeVi SAS (France), Sr. Sec’d. Notes, RegS	6.875		08/15/21	EUR	100	121,719
Kindred Healthcare, Inc., Gtd. Notes	8.000		01/15/20		125	124,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750		02/01/20		125	125,625

						760,344

Home Builders 0.8%
KB Home, Gtd. Notes	7.250		06/15/18		75	80,062
William Lyon Homes, Inc., Gtd. Notes	7.000		08/15/22		125	121,875

						201,937

Insurance 1.5%
ASR Nederland NV (Netherlands), Sub. Notes, RegS	5.125	(a)	09/29/45	EUR	100	118,799
Cloverie PLC for ZAurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500	(a)	07/24/39	EUR	100	134,694

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Liberty Mutual Group, Inc., Gtd. Notes, 144A	2.750%	05/04/26	EUR	100	$114,376

					367,869

Lodging 0.5%
MGM Resorts International, Gtd. Notes	8.625	02/01/19		100	113,750

Machinery-Diversified 0.4%
Galapagos SA (Germany), Sr. Sec’d. Notes, RegS	5.375	06/15/21	EUR	100	112,215

Media 2.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17		175	185,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21		75	70,688
Numericable-SFR SAS (France), Sr. Sec’d. Notes, RegS	5.625	05/15/24	EUR	100	119,035
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, RegS	7.000	04/15/23	GBP	100	151,595

					526,818

Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $177,296; purchased 11/18/15)(b)(c)	5.000	03/15/22		175	174,563

Oil & Gas 0.8%
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN, RegS	1.875	04/21/22	EUR	100	104,143
Gtd. Notes	3.125	01/23/19		100	99,750

					203,893

Packaging & Containers 3.2%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625	06/15/19		261	268,604
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	124,525
Horizon Holdings I SASU (France), Sr. Unsec’d. Notes, RegS	7.250	08/01/23	EUR	100	122,092
Kloeckner Pentaplast of America, Inc., Gtd. Notes, RegS	7.125	11/01/20	EUR	100	121,032
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875	08/15/23		50	53,750
SIG Combibloc Holdings SCA (Luxembourg), Sr. Unsec’d. Notes, RegS	7.750	02/15/23	EUR	100	122,807

					812,810

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals 0.8%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22		200	$206,000

Retail 1.8%
Dufry Finance SCA (Switzerland), Gtd. Notes, RegS	4.500	08/01/23	EUR	100	122,091
Kirk Beauty One GmbH (Germany), Sr. Unsec’d. Notes, RegS	8.750	07/15/23	EUR	100	120,048
Landry’s, Inc., Gtd. Notes, 144A (original cost $80,063; purchased 11/13/15)(b)(c)	9.375	05/01/20		75	78,844
THOM Europe SAS (France), Sr. Sec’d. Notes, RegS	7.375	07/15/19	EUR	100	121,782

					442,765

Software 0.9%
First Data Corp.,
Gtd. Notes, 144A	7.000	12/01/23		100	102,750
Sr. Sec’d. Notes, 144A	6.750	11/01/20		125	131,250

					234,000

Telecommunications 0.4%
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000	07/15/20	EUR	100	111,786

Transportation 1.6%
Onorato Armatori SpA (Italy), Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	100	115,651
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500	02/01/22	EUR	200	235,309
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875	09/01/19		50	52,312

					403,272

TOTAL CORPORATE BONDS (cost $11,356,241)					11,698,306

FOREIGN GOVERNMENT BONDS 31.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875	04/22/21		150	154,500
Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes	4.750	06/04/18	EUR	100	116,872
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	450	488,929
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	2.950	09/03/24	EUR	450	539,662
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	160	189,401

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Cyprus Government International Bond (Cyprus), Unsec’d. Notes, EMTN, RegS	3.875%	05/06/22	EUR	950	$1,103,304
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500	05/06/21		230	251,850
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A	3.375	07/17/17	EUR	400	425,673
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN(b)	3.800	08/08/17	JPY	10,000	84,528
Sr. Unsec’d. Notes(b)	5.000	08/22/16	JPY	20,000	183,874
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, EMTN, RegS	2.500	07/15/20	EUR	300	362,670
Unsec’d. Notes, RegS	5.875	05/11/22		250	284,949
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875	07/08/21	EUR	450	533,825
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes	0.100	09/20/20	JPY	150,000	1,428,496
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, RegS	5.125	07/21/25		250	264,313
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN, RegS	3.750	01/19/23	EUR	200	273,382
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	4.800	06/15/20	EUR	100	128,842
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	2.875	10/28/24	EUR	680	814,650
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	3.625	09/16/20	EUR	200	238,126

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,323,959)					7,867,846

RESIDENTIAL MORTGAGE-BACKED SECURITIES 10.3%
LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A(d)	3.939(a)	11/01/20		1,000	963,750
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(d)	2.439(a)	10/30/47		636	627,028
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(e)	3.736(a)	10/25/27		1,000	993,506

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,560,351)					2,584,284

TOTAL LONG-TERM INVESTMENTS (cost $22,672,810)					23,579,085

See Notes to Financial Statements.

16

Description			Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUND 1.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $288,660)(Note 3)(f)			288,660	$288,660

	Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATION 0.6%
Letras Del Banco Central De La Republica Argentina (Argentina) (cost $148,209)	35.000%(g)	06/01/16	ARS 2,164	146,313

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 1.4%

Call Options 0.1%
CDX.NA.HY.26, expiring 08/17/16, Strike Price $106.00	Citigroup Global Markets		800	956
CDX.NA.IG.26, expiring 08/17/16, Strike Price $60.00	Citigroup Global Markets		7,500	2,120
United States Dollar/Brazilian Real @ FX Rate 7.500, expiring 08/18/16	Morgan Stanley		1,000	25
United States Dollar/Malaysian Ringgit @ FX Rate 6.090, expiring 08/16/16	Hong Kong & Shanghai Bank		1,000	74
United States Dollar/New Taiwanese Dollar @ FX Rate 33.250, expiring 11/17/16	JPMorgan Chase		1,000	10,985
United States Dollar/Polish Zloty @ FX Rate 5.500, expiring 06/09/16	Barclays Capital Group		1,000	2
United States Dollar/Singapore Dollar @ FX Rate 1.500, expiring 01/09/17	Citigroup Global Markets		1,000	3,698
United States Dollar/South Korean Won @ FX Rate 1,600.000, expiring 05/18/16	JPMorgan Chase		1,000	—
iTraxx.Main.25.V1, expiring 07/20/16, Strike Price $55.00	Citigroup Global Markets	EUR	7,500	3,560

				21,420

Put Options 1.3%
CDX.NA.HY.26, expiring 08/17/16, Strike Price $103.00	Citigroup Global Markets		2,000	52,092
CDX.NA.IG.26, expiring 08/17/16, Strike Price $85.00	Citigroup Global Markets		7,500	29,885
Australian Dollar/Japanese Yen @ FX Rate 50.000, expiring 07/25/16	Barclays Capital Group		AUD 4,000	651

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS PURCHASED* (Continued)

Put Options (cont’d.)
Australian Dollar/Japanese Yen @ FX Rate 77.000, expiring 01/24/17	Citigroup Global Markets	AUD	4,000	$120,973
British Pound/United States Dollar @ FX Rate 1.100, expiring 02/14/17	JPMorgan Chase	GBP	700	2,589
British Pound/United States Dollar @ FX Rate 1.300, expiring 02/14/17	JPMorgan Chase	GBP	700	11,322
Euro/Polish Zloty @ FX Rate 4.300, expiring 12/08/16	Citigroup Global Markets	EUR	900	14,575
United States Dollar/Brazilian Real @ FX Rate 3.700, expiring 11/16/17	Morgan Stanley		1,000	58,055
iTraxx.Main.25.V1, expiring 07/20/16, Strike Price $80.00	Citigroup Global Markets	EUR	7,500	33,581

				323,723

TOTAL OPTIONS PURCHASED (cost $342,648)				345,143

TOTAL SHORT-TERM INVESTMENTS (cost $779,517)				780,116

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.3% (cost $23,452,327)(Note 5)				24,359,201

OPTIONS WRITTEN* (1.1)%

Call Options (0.2)%
CDX.NA.HY.26, expiring 08/17/16, Strike Price $105.00	Citigroup Global Markets		2,000	(5,712)
CDX.NA.IG.26, expiring 08/17/16, Strike Price $70.00	Citigroup Global Markets		7,500	(10,142)
United States Dollar/Brazilian Real @ FX Rate 7.500, expiring 11/16/17	Morgan Stanley		1,000	(9,737)
United States Dollar/Malaysian Ringgit @ FX Rate 5.500, expiring 01/09/17	Credit Suisse First Boston Corp.		1,000	(2,275)
United States Dollar/New Taiwanese Dollar @ FX Rate 35.500, expiring 11/17/16	JPMorgan Chase		1,000	(3,483)
United States Dollar/Polish Zloty @ FX Rate 4.650, expiring 12/08/16	Barclays Capital Group		1,000	(4,327)
United States Dollar/Singapore Dollar @ FX Rate 1.650, expiring 01/09/17	Citigroup Global Markets		1,000	(935)
United States Dollar/South Korean Won @ FX Rate 1,350.000, expiring 11/17/16	JPMorgan Chase		1,000	(4,565)
iTraxx.Main.25.V1, expiring 07/20/16, Strike Price $65.00	Citigroup Global Markets	EUR	7,500	(13,312)

				(54,488)

See Notes to Financial Statements.

18

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS WRITTEN* (Continued)

Put Options (0.9)%
CDX.NA.HY.26, expiring 08/17/16, Strike Price $100.00	Citigroup Global Markets		2,000	$(29,149)
CDX.NA.IG.26, expiring 08/17/16, Strike Price $115.00	Citigroup Global Markets		7,500	(10,447)
Australian Dollar/Japanese Yen @ FX Rate 67.000, expiring 01/24/17	Citigroup Global Markets	AUD	8,000	(92,037)
British Pound/United States Dollar @ FX Rate 1.200, expiring 02/14/17	JPMorgan Chase	GBP	1,400	(10,729)
Euro/Polish Zloty @ FX Rate 4.100, expiring 12/08/16	Citigroup Global Markets	EUR	900	(3,751)
United States Dollar/Brazilian Real @ FX Rate 3.700, expiring 11/16/17	Citigroup Global Markets		1,000	(58,055)
iTraxx.Main.25.V1, expiring 07/20/16, Strike Price $105.00	Citigroup Global Markets	EUR	7,500	(13,358)

				(217,526)

TOTAL OPTIONS WRITTEN (premiums received $345,029)				(272,014)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.2% (cost $23,107,298)(h)				24,087,187
Other assets in excess of liabilities 3.8%				962,336

NET ASSETS 100.0%				$25,049,523

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

bps—Basis Points

BUBOR—Budapest Interbank Offer Rate

CDX—Credit Derivative Index

CMBX—Commercial Mortgage Backed Securities Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

iTraxx—International Credit Derivative Index

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offer Rate

WIBOR—Poland Warsaw Interbank Offer Rate

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—New Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $257,359. The aggregate value of $253,407 is approximately 1.0% of net assets.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,590,778 and 6.4% of net assets.
(e)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(g)	Rates shown reflect yield to maturity at purchase date.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

20

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
29	10 Year U.S. Treasury Notes	Jun. 2016	$3,773,093	$3,771,812	$(1,281)
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	2,230,311	2,227,469	(2,842)

					(4,123)

	Short Positions:
7	90 Day Euro Dollar	Mar. 2017	1,732,725	1,733,900	(1,175)
21	90 Day Euro Dollar	Jun. 2017	5,203,750	5,198,550	5,200
1	90 Day Euro Dollar	Sep. 2017	247,575	247,388	187
1	90 Day Euro Dollar	Dec. 2017	246,987	247,212	(225)
11	2 Year U.S. Treasury Notes	Jun. 2016	2,401,562	2,404,875	(3,313)
11	5 Year U.S. Treasury Notes	Jun. 2016	1,330,172	1,330,055	117
8	20 Year U.S. Treasury Bonds	Jun. 2016	1,318,266	1,306,500	11,766
1	Euro Schatz DUA Index	Jun. 2016	128,046	127,977	69

					12,626

					$8,503

(1)	Cash of $100,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2016.

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/18/16	Barclays Capital Group	AUD	13	$10,000	$9,963	$(37)
Expiring 05/18/16	Barclays Capital Group	AUD	13	10,000	10,052	52
Expiring 05/18/16	Barclays Capital Group	AUD	21	16,000	15,799	(201)
Expiring 05/18/16	Barclays Capital Group	AUD	46	35,000	34,627	(373)
Expiring 05/18/16	Barclays Capital Group	AUD	79	61,000	60,365	(635)
Expiring 07/14/16	Barclays Capital Group	AUD	142	110,900	107,917	(2,983)
Expiring 07/14/16	JPMorgan Chase	AUD	120	92,400	91,067	(1,333)
Expiring 07/14/16	JPMorgan Chase	AUD	192	147,000	145,857	(1,143)
Expiring 07/14/16	JPMorgan Chase	AUD	542	413,123	411,167	(1,956)
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	448	121,638	129,649	8,011
Expiring 05/12/16	Citigroup Global Markets	BRL	572	154,050	165,525	11,475
Expiring 05/12/16	Citigroup Global Markets	BRL	890	241,567	257,708	16,141

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real, (cont’d.)
Expiring 05/18/16	Bank of America	BRL	306	$84,000	$88,356	$4,356
Expiring 05/18/16	Barclays Capital Group	BRL	37	10,000	10,699	699
Expiring 05/18/16	Citigroup Global Markets	BRL	87	24,000	25,120	1,120
Expiring 05/18/16	Citigroup Global Markets	BRL	298	83,000	86,028	3,028
Expiring 11/20/17	Citigroup Global Markets	BRL	1,415	342,080	355,680	13,600
British Pound,
Expiring 05/18/16	Barclays Capital Group	GBP	10	14,000	14,107	107
Expiring 05/18/16	Barclays Capital Group	GBP	10	14,000	14,204	204
Expiring 05/18/16	Barclays Capital Group	GBP	12	17,000	17,609	609
Expiring 05/18/16	Barclays Capital Group	GBP	15	22,000	22,535	535
Expiring 05/18/16	Barclays Capital Group	GBP	18	26,000	26,733	733
Expiring 05/18/16	Barclays Capital Group	GBP	18	26,000	26,950	950
Expiring 05/18/16	Citigroup Global Markets	GBP	10	15,000	15,077	77
Expiring 07/27/16	Bank of America	GBP	129	186,500	187,957	1,457
Expiring 07/27/16	JPMorgan Chase	GBP	107	155,912	156,252	340
Expiring 07/27/16	JPMorgan Chase	GBP	129	186,500	188,014	1,514
Canadian Dollar,
Expiring 05/18/16	Barclays Capital Group	CAD	15	12,000	12,111	111
Expiring 05/18/16	Barclays Capital Group	CAD	28	22,000	22,284	284
Expiring 05/18/16	Barclays Capital Group	CAD	53	41,000	42,070	1,070
Expiring 07/14/16	Barclays Capital Group	CAD	164	129,300	130,563	1,263
Expiring 07/14/16	Citigroup Global Markets	CAD	94	74,443	75,237	794
Expiring 07/14/16	Toronto Dominion	CAD	481	375,599	383,600	8,001
Chilean Peso,
Expiring 05/12/16	Citigroup Global Markets	CLP	82,905	122,550	125,331	2,781
Expiring 05/13/16	Barclays Capital Group	CLP	46,132	66,675	69,734	3,059
Expiring 05/13/16	Citigroup Global Markets	CLP	46,106	66,675	69,693	3,018
Expiring 05/13/16	Citigroup Global Markets	CLP	81,959	123,200	123,889	689
Expiring 05/13/16	Citigroup Global Markets	CLP	93,491	137,100	141,321	4,221
Expiring 05/18/16	Barclays Capital Group	CLP	11,437	17,000	17,279	279
Chinese Renminbi,
Expiring 05/18/16	Citigroup Global Markets	CNH	84	13,000	13,001	1
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	140,727	41,660	49,293	7,633
Expiring 05/13/16	Citigroup Global Markets	COP	54,110	16,023	18,953	2,930
Expiring 05/13/16	Citigroup Global Markets	COP	75,688	22,433	26,511	4,078
Expiring 05/13/16	Citigroup Global Markets	COP	80,815	23,931	28,307	4,376
Expiring 05/13/16	Citigroup Global Markets	COP	271,758	81,248	95,189	13,941
Expiring 05/18/16	Barclays Capital Group	COP	30,917	10,000	10,821	821

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso, (cont’d.)
Expiring 05/18/16	Barclays Capital Group	COP	81,270	$27,000	$28,444	$1,444
Expiring 05/18/16	Citigroup Global Markets	COP	52,947	18,000	18,531	531
Expiring 05/18/16	Citigroup Global Markets	COP	81,438	28,000	28,503	503
Expiring 05/18/16	Citigroup Global Markets	COP	95,205	33,000	33,321	321
Expiring 05/18/16	Citigroup Global Markets	COP	154,836	51,000	54,192	3,192
Expiring 05/18/16	Citigroup Global Markets	COP	213,781	71,000	74,822	3,822
Czech Koruna,
Expiring 05/18/16	Barclays Capital Group	CZK	263	11,000	11,143	143
Expiring 07/22/16	Citigroup Global Markets	CZK	8,338	351,460	353,804	2,344
Euro,
Expiring 05/18/16	Barclays Capital Group	EUR	11	12,000	12,121	121
Expiring 05/18/16	Barclays Capital Group	EUR	12	14,000	14,075	75
Expiring 05/18/16	Barclays Capital Group	EUR	29	33,000	33,398	398
Expiring 05/18/16	Barclays Capital Group	EUR	31	35,000	35,299	299
Expiring 05/18/16	Barclays Capital Group	EUR	41	47,000	47,355	355
Expiring 05/18/16	Barclays Capital Group	EUR	59	67,000	67,271	271
Expiring 05/18/16	Citigroup Global Markets	EUR	16	18,000	17,997	(3)
Expiring 07/27/16	JPMorgan Chase	EUR	163	186,800	186,783	(17)
Indian Rupee,
Expiring 05/18/16	Bank of America	INR	12,574	189,000	188,853	(147)
Expiring 05/18/16	Barclays Capital Group	INR	1,068	16,000	16,048	48
Expiring 05/18/16	Citigroup Global Markets	INR	1,398	21,000	20,992	(8)
Expiring 05/18/16	Citigroup Global Markets	INR	1,802	27,000	27,060	60
Expiring 05/18/16	UBS AG	INR	12,654	190,000	190,052	52
Expiring 05/23/16	Barclays Capital Group	INR	6,961	103,741	104,445	704
Expiring 05/23/16	Barclays Capital Group	INR	16,145	241,145	242,238	1,093
Expiring 05/23/16	Citigroup Global Markets	INR	9,221	137,404	138,346	942
Expiring 07/22/16	Citigroup Global Markets	INR	10,291	153,407	152,693	(714)
Israeli Shekel,
Expiring 05/18/16	Barclays Capital Group	ILS	53	14,000	14,107	107
Expiring 05/18/16	Barclays Capital Group	ILS	136	35,999	36,334	335
Expiring 07/20/16	JPMorgan Chase	ILS	661	175,532	177,264	1,732
Japanese Yen,
Expiring 04/03/17	Citigroup Global Markets	JPY	140,000	1,243,340	1,333,439	90,099
Expiring 05/18/16	Barclays Capital Group	JPY	1,966	18,000	18,489	489
Expiring 05/18/16	Barclays Capital Group	JPY	2,400	22,000	22,568	568
Expiring 05/18/16	Barclays Capital Group	JPY	4,124	38,000	38,777	777
Expiring 05/18/16	Barclays Capital Group	JPY	8,192	76,000	77,028	1,028
Expiring 05/18/16	Barclays Capital Group	JPY	8,424	75,000	79,204	4,204

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen, (cont’d.)
Expiring 05/18/16	Barclays Capital Group	JPY	11,450	$102,000	$107,658	$5,658
Expiring 05/18/16	Citigroup Global Markets	JPY	3,337	30,000	31,375	1,375
Expiring 07/27/16	Citigroup Global Markets	JPY	20,666	186,500	194,754	8,254
Expiring 07/27/16	JPMorgan Chase	JPY	43,026	403,000	405,361	2,361
Malaysian Ringgit,
Expiring 05/12/16	Barclays Capital Group	MYR	1,428	347,054	365,074	18,020
Expiring 05/18/16	Bank of America	MYR	333	86,000	85,015	(985)
Expiring 05/18/16	Barclays Capital Group	MYR	39	9,999	9,928	(71)
Expiring 05/18/16	Barclays Capital Group	MYR	145	37,000	37,043	43
Expiring 05/18/16	UBS AG	MYR	337	86,000	86,004	4
Mexican Peso,
Expiring 05/18/16	Barclays Capital Group	MXN	518	30,000	30,025	25
Expiring 05/18/16	Barclays Capital Group	MXN	533	31,000	30,943	(57)
Expiring 05/18/16	Barclays Capital Group	MXN	575	33,000	33,362	362
Expiring 05/18/16	Barclays Capital Group	MXN	638	36,000	37,010	1,010
Expiring 05/18/16	Barclays Capital Group	MXN	694	39,000	40,280	1,280
Expiring 07/22/16	Citigroup Global Markets	MXN	1,306	74,956	75,256	300
Expiring 07/22/16	Citigroup Global Markets	MXN	1,357	77,768	78,234	466
Expiring 07/22/16	Citigroup Global Markets	MXN	2,689	152,725	155,006	2,281
Expiring 07/22/16	Citigroup Global Markets	MXN	3,944	226,521	227,331	810
Expiring 07/22/16	JPMorgan Chase	MXN	2,677	154,181	154,321	140
New Taiwanese Dollar,
Expiring 05/18/16	Bank of America	TWD	2,792	87,000	86,568	(432)
Expiring 05/18/16	Barclays Capital Group	TWD	548	17,000	16,991	(9)
Expiring 05/18/16	Citigroup Global Markets	TWD	549	17,000	17,024	24
Expiring 05/18/16	UBS AG	TWD	2,760	86,000	85,595	(405)
Expiring 07/13/16	Bank of America	TWD	2,472	76,366	76,699	333
Expiring 07/13/16	Citigroup Global Markets	TWD	4,922	152,260	152,727	467
Expiring 07/13/16	Citigroup Global Markets	TWD	6,845	213,814	212,406	(1,408)
Expiring 07/13/16	JPMorgan Chase	TWD	17,394	540,766	539,721	(1,045)
Expiring 11/21/16	JPMorgan Chase	TWD	7,246	221,429	225,380	3,951
New Zealand Dollar,
Expiring 05/18/16	Barclays Capital Group	NZD	16	11,000	11,024	24
Expiring 05/18/16	Barclays Capital Group	NZD	16	11,000	11,212	212
Expiring 05/18/16	Barclays Capital Group	NZD	19	13,000	13,176	176
Expiring 05/18/16	Barclays Capital Group	NZD	49	34,000	34,275	275
Expiring 05/18/16	Barclays Capital Group	NZD	87	60,000	60,413	413
Expiring 07/14/16	Bank of America	NZD	161	112,100	111,993	(107)
Expiring 07/14/16	JPMorgan Chase	NZD	109	74,500	75,476	976

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar, (cont’d.)
Expiring 07/14/16	JPMorgan Chase	NZD	134	$91,900	$92,871	$971
Expiring 07/14/16	JPMorgan Chase	NZD	134	92,100	92,902	802
Expiring 07/14/16	JPMorgan Chase	NZD	211	147,800	146,764	(1,036)
Expiring 07/14/16	JPMorgan Chase	NZD	215	149,200	149,851	651
Norwegian Krone,
Expiring 05/18/16	Barclays Capital Group	NOK	166	20,000	20,625	625
Expiring 05/18/16	Barclays Capital Group	NOK	248	30,000	30,820	820
Expiring 05/18/16	JPMorgan Chase	NOK	1,625	201,800	201,743	(57)
Expiring 07/22/16	Bank of America	NOK	4,470	549,468	554,911	5,443
Peruvian Nuevo Sol,
Expiring 05/13/16	Barclays Capital Group	PEN	38	11,000	11,468	468
Expiring 05/13/16	Barclays Capital Group	PEN	70	20,856	21,318	462
Expiring 05/13/16	Barclays Capital Group	PEN	76	22,000	22,996	996
Expiring 05/13/16	Barclays Capital Group	PEN	94	27,720	28,654	934
Expiring 05/13/16	Citigroup Global Markets	PEN	38	11,000	11,434	434
Expiring 05/13/16	Citigroup Global Markets	PEN	133	37,470	40,345	2,875
Expiring 05/13/16	Citigroup Global Markets	PEN	148	41,546	45,015	3,469
Expiring 05/13/16	Citigroup Global Markets	PEN	401	117,250	122,004	4,754
Expiring 05/18/16	Barclays Capital Group	PEN	69	21,000	20,906	(94)
Expiring 05/18/16	Barclays Capital Group	PEN	75	23,000	22,876	(124)
Expiring 05/18/16	Citigroup Global Markets	PEN	69	19,999	20,812	813
Expiring 05/18/16	Citigroup Global Markets	PEN	252	74,000	76,478	2,478
Philippine Peso,
Expiring 05/18/16	Barclays Capital Group	PHP	1,155	25,000	24,607	(393)
Expiring 05/18/16	Barclays Capital Group	PHP	2,768	60,000	58,966	(1,034)
Expiring 05/18/16	Barclays Capital Group	PHP	3,643	79,000	77,605	(1,395)
Expiring 05/18/16	Citigroup Global Markets	PHP	1,061	23,000	22,598	(402)
Expiring 05/18/16	Citigroup Global Markets	PHP	1,450	31,000	30,882	(118)
Polish Zloty,
Expiring 07/22/16	Bank of America	PLN	587	155,173	153,545	(1,628)
Expiring 07/22/16	Bank of America	PLN	597	153,983	156,102	2,119
Expiring 07/22/16	Citigroup Global Markets	PLN	289	74,998	75,697	699
Expiring 07/22/16	Citigroup Global Markets	PLN	595	157,700	155,524	(2,176)
Romanian Leu,
Expiring 07/22/16	Barclays Capital Group	RON	514	130,600	131,461	861
Russian Ruble,
Expiring 05/18/16	Bank of America	RUB	4,202	62,000	64,517	2,517
Expiring 05/18/16	Barclays Capital Group	RUB	758	11,000	11,639	639
Expiring 05/18/16	Barclays Capital Group	RUB	4,231	62,000	64,955	2,955

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble, (cont’d.)
Expiring 07/20/16	Barclays Capital Group	RUB	4,824	$71,275	$72,850	$1,575
Expiring 07/20/16	Barclays Capital Group	RUB	10,246	152,260	154,746	2,486
Expiring 07/20/16	Citigroup Global Markets	RUB	5,521	81,456	83,375	1,919
Singapore Dollar,
Expiring 01/11/17	Citigroup Global Markets	SGD	321	222,223	238,039	15,816
Expiring 05/18/16	Barclays Capital Group	SGD	42	31,000	31,074	74
Expiring 05/18/16	Citigroup Global Markets	SGD	75	56,000	55,951	(49)
Expiring 07/13/16	JPMorgan Chase	SGD	247	184,800	183,707	(1,093)
South African Rand,
Expiring 05/18/16	Barclays Capital Group	ZAR	284	19,000	19,897	897
Expiring 05/18/16	Barclays Capital Group	ZAR	297	20,000	20,755	755
Expiring 05/18/16	Citigroup Global Markets	ZAR	350	24,000	24,487	487
Expiring 07/26/16	JPMorgan Chase	ZAR	796	54,700	54,929	229
South Korean Won,
Expiring 05/18/16	Barclays Capital Group	KRW	13,935	12,000	12,227	227
Expiring 05/18/16	Barclays Capital Group	KRW	14,974	13,000	13,138	138
Expiring 05/18/16	Barclays Capital Group	KRW	25,546	22,000	22,415	415
Expiring 05/18/16	Citigroup Global Markets	KRW	13,651	12,000	11,977	(23)
Expiring 05/18/16	UBS AG	KRW	5,714	4,999	5,013	14
Expiring 07/26/16	Bank of America	KRW	18,028	15,819	15,799	(20)
Expiring 11/21/16	JPMorgan Chase	KRW	125,512	107,800	109,871	2,071
Swedish Krona,
Expiring 05/18/16	Barclays Capital Group	SEK	130	16,000	16,153	153
Expiring 05/18/16	Barclays Capital Group	SEK	203	25,000	25,305	305
Expiring 05/18/16	Barclays Capital Group	SEK	218	27,000	27,147	147
Expiring 07/22/16	Bank of America	SEK	1,509	186,002	188,443	2,441
Expiring 07/22/16	Bank of America	SEK	4,228	523,376	528,115	4,739
Swiss Franc,
Expiring 05/18/16	Barclays Capital Group	CHF	15	16,000	16,006	6
Expiring 05/18/16	Barclays Capital Group	CHF	17	18,000	18,113	113
Expiring 05/18/16	Barclays Capital Group	CHF	22	23,000	22,877	(123)
Expiring 05/18/16	Barclays Capital Group	CHF	22	23,000	23,168	168
Expiring 05/18/16	Barclays Capital Group	CHF	28	29,000	28,919	(81)
Expiring 05/18/16	Barclays Capital Group	CHF	29	30,000	30,467	467
Expiring 07/27/16	Bank of America	CHF	344	357,430	359,741	2,311
Expiring 07/27/16	Bank of America	CHF	625	654,000	654,025	25
Expiring 07/27/16	JPMorgan Chase	CHF	144	149,199	151,026	1,827
Thai Baht,
Expiring 05/18/16	Citigroup Global Markets	THB	386	11,001	11,036	35
Expiring 05/18/16	Citigroup Global Markets	THB	1,405	40,000	40,213	213
Expiring 05/18/16	Citigroup Global Markets	THB	1,471	42,000	42,082	82
Expiring 05/18/16	Citigroup Global Markets	THB	2,100	60,000	60,088	88

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 05/18/16	Barclays Capital Group	TRY	28	$10,000	$10,114	$114
Expiring 05/18/16	Barclays Capital Group	TRY	241	84,000	85,689	1,689
Expiring 05/18/16	Barclays Capital Group	TRY	245	86,000	87,209	1,209
Expiring 05/20/16	Barclays Capital Group	TRY	156	53,015	55,262	2,247
Expiring 05/20/16	Barclays Capital Group	TRY	441	151,509	156,828	5,319
Expiring 05/20/16	Citigroup Global Markets	TRY	86	30,000	30,407	407
Expiring 05/20/16	Citigroup Global Markets	TRY	306	107,452	108,758	1,306
Expiring 05/20/16	Citigroup Global Markets	TRY	361	121,500	128,123	6,623
Expiring 05/20/16	Citigroup Global Markets	TRY	362	121,618	128,478	6,860
Expiring 05/20/16	Citigroup Global Markets	TRY	363	122,800	129,140	6,340
Expiring 05/20/16	Citigroup Global Markets	TRY	394	137,453	139,868	2,415

				$18,758,524	$19,135,801	377,277

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/18/16	Barclays Capital Group	AUD	60	$45,000	$45,556	$(556)
Expiring 05/18/16	Barclays Capital Group	AUD	26	20,000	19,939	61
Expiring 05/18/16	Barclays Capital Group	AUD	21	16,000	16,158	(158)
Expiring 05/18/16	Barclays Capital Group	AUD	21	16,000	15,935	65
Expiring 05/18/16	Barclays Capital Group	AUD	19	15,000	14,682	318
Expiring 05/18/16	Citigroup Global Markets	AUD	32	24,000	24,079	(79)
Expiring 05/18/16	Citigroup Global Markets	AUD	25	19,000	18,928	72
Expiring 07/14/16	JPMorgan Chase	AUD	394	298,000	298,668	(668)
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	1,437	355,910	416,101	(60,191)
Expiring 05/12/16	Citigroup Global Markets	BRL	108	29,300	31,119	(1,819)
Expiring 05/12/16	Citigroup Global Markets	BRL	107	29,300	31,052	(1,752)
Expiring 05/18/16	Barclays Capital Group	BRL	85	24,000	24,503	(503)
Expiring 06/02/16	Citigroup Global Markets	BRL	517	144,250	148,753	(4,503)
Expiring 11/20/17	Morgan Stanley	BRL	1,415	300,000	355,680	(55,680)
British Pound,
Expiring 05/18/16	Barclays Capital Group	GBP	61	88,000	88,994	(994)
Expiring 05/18/16	Barclays Capital Group	GBP	57	82,000	83,357	(1,357)
Expiring 05/18/16	Barclays Capital Group	GBP	14	20,000	20,678	(678)
Expiring 07/27/16	Citigroup Global Markets	GBP	447	647,482	653,154	(5,672)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound, (cont’d.)
Expiring 07/27/16	Citigroup Global Markets	GBP	307	$441,110	$448,406	$(7,296)
Expiring 07/27/16	Citigroup Global Markets	GBP	64	93,301	93,844	(543)
Expiring 07/27/16	Hong Kong & Shanghai Bank	GBP	102	149,000	149,175	(175)
Expiring 07/27/16	JPMorgan Chase	GBP	102	149,200	149,778	(578)
Canadian Dollar,
Expiring 05/18/16	Barclays Capital Group	CAD	30	23,000	23,673	(673)
Expiring 05/18/16	Barclays Capital Group	CAD	25	19,000	19,594	(594)
Expiring 05/18/16	Barclays Capital Group	CAD	18	14,000	14,569	(569)
Expiring 05/18/16	Barclays Capital Group	CAD	13	10,000	10,489	(489)
Expiring 05/18/16	Barclays Capital Group	CAD	13	10,000	10,309	(309)
Expiring 07/14/16	JPMorgan Chase	CAD	238	184,700	189,972	(5,272)
Chilean Peso,
Expiring 05/12/16	Citigroup Global Markets	CLP	165,994	242,257	250,940	(8,683)
Expiring 05/13/16	Barclays Capital Group	CLP	123,622	171,459	186,867	(15,408)
Expiring 05/13/16	Citigroup Global Markets	CLP	62,631	89,838	94,672	(4,834)
Expiring 05/18/16	Citigroup Global Markets	CLP	24,149	36,000	36,486	(486)
Chinese Renminbi,
Expiring 05/18/16	Citigroup Global Markets	CNH	681	105,000	104,940	60
Expiring 05/18/16	Citigroup Global Markets	CNH	679	105,000	104,670	330
Expiring 05/18/16	Citigroup Global Markets	CNH	91	14,000	14,007	(7)
Expiring 07/27/16	Barclays Capital Group	CNH	855	130,600	131,213	(613)
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	158,808	49,350	55,626	(6,276)
Expiring 05/13/16	Barclays Capital Group	COP	154,651	46,275	54,169	(7,894)
Expiring 05/13/16	Citigroup Global Markets	COP	157,132	48,200	55,038	(6,838)
Expiring 05/13/16	Citigroup Global Markets	COP	154,790	46,275	54,218	(7,943)
Expiring 05/18/16	Barclays Capital Group	COP	68,926	22,000	24,124	(2,124)
Expiring 05/18/16	Barclays Capital Group	COP	58,368	19,000	20,429	(1,429)
Expiring 05/27/16	Citigroup Global Markets	COP	487,674	164,200	170,444	(6,244)
Czech Koruna,
Expiring 05/18/16	Barclays Capital Group	CZK	953	40,000	40,373	(373)
Expiring 05/18/16	Barclays Capital Group	CZK	953	40,000	40,348	(348)
Expiring 05/18/16	Barclays Capital Group	CZK	925	39,000	39,172	(172)
Expiring 05/18/16	Barclays Capital Group	CZK	594	25,000	25,158	(158)
Euro,
Expiring 05/18/16	Barclays Capital Group	EUR	29	33,000	33,183	(183)
Expiring 05/18/16	Barclays Capital Group	EUR	28	32,000	32,515	(515)
Expiring 05/18/16	Barclays Capital Group	EUR	14	16,000	16,212	(212)
Expiring 05/18/16	Barclays Capital Group	EUR	13	15,000	15,003	(3)

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro, (cont’d.)
Expiring 05/18/16	Barclays Capital Group	EUR	10	$11,000	$11,180	$(180)
Expiring 07/27/16	Bank of America	EUR	225	255,754	258,618	(2,864)
Expiring 07/27/16	JPMorgan Chase	EUR	3,455	3,905,086	3,967,239	(62,153)
Hungarian Forint,
Expiring 05/18/16	Barclays Capital Group	HUF	7,204	26,000	26,437	(437)
Expiring 05/18/16	Barclays Capital Group	HUF	7,176	25,999	26,332	(333)
Expiring 05/18/16	Barclays Capital Group	HUF	5,220	19,000	19,154	(154)
Expiring 07/22/16	Citigroup Global Markets	HUF	49,888	182,742	182,955	(213)
Indonesia Rupiah,
Expiring 05/18/16	Bank of America	IDR	872,652	66,000	65,980	20
Expiring 05/18/16	Barclays Capital Group	IDR	397,050	30,000	30,021	(21)
Expiring 05/18/16	Barclays Capital Group	IDR	238,410	18,000	18,026	(26)
Expiring 05/18/16	Citigroup Global Markets	IDR	331,500	25,000	25,064	(64)
Expiring 05/18/16	UBS AG	IDR	902,360	68,000	68,226	(226)
Israeli Shekel,
Expiring 05/18/16	Barclays Capital Group	ILS	374	99,000	100,099	(1,099)
Expiring 05/18/16	Barclays Capital Group	ILS	192	51,000	51,291	(291)
Japanese Yen,
Expiring 05/18/16	Barclays Capital Group	JPY	9,025	81,000	84,860	(3,860)
Expiring 05/18/16	Barclays Capital Group	JPY	6,224	55,999	58,520	(2,521)
Expiring 05/18/16	Barclays Capital Group	JPY	4,111	37,000	38,656	(1,656)
Expiring 05/18/16	Barclays Capital Group	JPY	3,817	34,000	35,886	(1,886)
Expiring 05/18/16	Barclays Capital Group	JPY	2,439	22,000	22,937	(937)
Expiring 05/18/16	Barclays Capital Group	JPY	2,390	22,000	22,477	(477)
Expiring 05/18/16	Barclays Capital Group	JPY	2,188	20,000	20,574	(574)
Expiring 05/18/16	Barclays Capital Group	JPY	1,408	13,000	13,239	(239)
Expiring 07/27/16	Citigroup Global Markets	JPY	74,926	676,075	706,088	(30,013)
Expiring 11/08/16	Citigroup Global Markets	JPY	9,143	76,005	86,506	(10,501)
Malaysian Ringgit,
Expiring 01/11/17	Credit Suisse First Boston Corp.	MYR	580	130,556	146,094	(15,538)
Expiring 05/12/16	Citigroup Global Markets	MYR	1,039	249,817	265,721	(15,904)
Expiring 05/18/16	Citigroup Global Markets	MYR	122	31,001	31,188	(187)
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	3,265	188,454	188,427	27
New Taiwanese Dollar,
Expiring 05/18/16	Barclays Capital Group	TWD	1,906	59,000	59,097	(97)
Expiring 05/18/16	Barclays Capital Group	TWD	1,492	46,000	46,275	(275)
Expiring 05/18/16	Barclays Capital Group	TWD	388	12,000	12,035	(35)
Expiring 05/18/16	Citigroup Global Markets	TWD	1,868	58,000	57,925	75
Expiring 12/15/16	Citigroup Global Markets	TWD	18,554	551,370	577,396	(26,026)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 05/18/16	Barclays Capital Group	NZD	34	$23,000	$23,403	$(403)
Expiring 05/18/16	Barclays Capital Group	NZD	21	14,000	14,420	(420)
Expiring 05/18/16	Barclays Capital Group	NZD	17	12,000	12,135	(135)
Expiring 05/18/16	Citigroup Global Markets	NZD	34	23,000	23,442	(442)
Expiring 07/14/16	Bank of America	NZD	375	258,659	261,082	(2,423)
Expiring 07/14/16	Barclays Capital Group	NZD	159	110,900	110,691	209
Expiring 07/14/16	JPMorgan Chase	NZD	270	184,800	187,999	(3,199)
Expiring 07/14/16	JPMorgan Chase	NZD	108	74,401	74,974	(573)
Expiring 07/14/16	UBS AG	NZD	37	25,900	25,866	34
Norwegian Krone,
Expiring 05/18/16	Barclays Capital Group	NOK	139	17,000	17,293	(293)
Expiring 05/18/16	Barclays Capital Group	NOK	138	17,000	17,173	(173)
Peruvian Nuevo Sol,
Expiring 05/13/16	Barclays Capital Group	PEN	157	46,375	47,798	(1,423)
Expiring 05/13/16	Citigroup Global Markets	PEN	592	166,946	180,058	(13,112)
Expiring 05/13/16	Citigroup Global Markets	PEN	252	74,000	76,472	(2,472)
Expiring 05/18/16	Citigroup Global Markets	PEN	417	124,000	126,702	(2,702)
Expiring 05/18/16	Citigroup Global Markets	PEN	50	15,000	15,240	(240)
Philippine Peso,
Expiring 05/18/16	Bank of America	PHP	5,525	120,000	117,703	2,297
Expiring 05/18/16	Barclays Capital Group	PHP	693	15,000	14,770	230
Expiring 05/18/16	Citigroup Global Markets	PHP	1,126	24,000	23,991	9
Expiring 05/18/16	UBS AG	PHP	5,559	121,000	118,439	2,561
Polish Zloty,
Expiring 05/18/16	Barclays Capital Group	PLN	143	38,000	37,318	682
Expiring 05/18/16	Barclays Capital Group	PLN	142	38,000	37,065	935
Expiring 05/18/16	Barclays Capital Group	PLN	121	31,999	31,728	271
Expiring 05/18/16	Citigroup Global Markets	PLN	109	28,000	28,576	(576)
Expiring 07/22/16	Citigroup Global Markets	PLN	457	120,648	119,639	1,009
Expiring 12/12/16	Barclays Capital Group	PLN	397	100,000	103,670	(3,670)
Romanian Leu,
Expiring 07/22/16	Barclays Capital Group	RON	9	2,190	2,205	(15)
Russian Ruble,
Expiring 05/18/16	Barclays Capital Group	RUB	1,458	22,000	22,380	(380)
Singapore Dollar,
Expiring 05/18/16	Barclays Capital Group	SGD	68	50,000	50,281	(281)
Expiring 05/18/16	Barclays Capital Group	SGD	15	11,000	11,056	(56)
Expiring 05/18/16	Barclays Capital Group	SGD	15	11,000	11,023	(23)
Expiring 07/13/16	Bank of America	SGD	208	152,731	154,715	(1,984)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar, (cont’d.)
Expiring 07/13/16	Citigroup Global Markets	SGD	330	$243,616	$244,879	$(1,263)
Expiring 07/13/16	Citigroup Global Markets	SGD	160	118,589	119,068	(479)
Expiring 07/13/16	JPMorgan Chase	SGD	100	74,400	74,506	(106)
South African Rand,
Expiring 07/26/16	JPMorgan Chase	ZAR	831	56,810	57,342	(532)
South Korean Won,
Expiring 05/18/16	Citigroup Global Markets	KRW	50,512	44,000	44,320	(320)
Expiring 05/18/16	Citigroup Global Markets	KRW	45,721	40,000	40,116	(116)
Expiring 05/18/16	Citigroup Global Markets	KRW	11,484	10,000	10,076	(76)
Expiring 11/21/16	JPMorgan Chase	KRW	201,703	171,429	176,567	(5,138)
Expiring 11/21/16	JPMorgan Chase	KRW	57,727	47,500	50,533	(3,033)
Swedish Krona,
Expiring 05/18/16	Barclays Capital Group	SEK	252	31,000	31,372	(372)
Expiring 05/18/16	Barclays Capital Group	SEK	227	28,000	28,242	(242)
Expiring 05/18/16	Barclays Capital Group	SEK	146	18,000	18,215	(215)
Swiss Franc,
Expiring 05/18/16	Barclays Capital Group	CHF	77	80,001	80,137	(136)
Expiring 05/18/16	Barclays Capital Group	CHF	47	49,000	48,865	135
Expiring 05/18/16	Barclays Capital Group	CHF	13	14,000	13,994	6
Expiring 05/18/16	Barclays Capital Group	CHF	10	10,000	9,929	71
Expiring 07/27/16	JPMorgan Chase	CHF	404	416,298	422,902	(6,604)
Thai Baht,
Expiring 05/18/16	Citigroup Global Markets	THB	7,978	227,000	228,288	(1,288)
Expiring 05/18/16	Citigroup Global Markets	THB	7,965	226,000	227,909	(1,909)
Turkish Lira,
Expiring 05/18/16	Barclays Capital Group	TRY	112	39,000	39,882	(882)
Expiring 05/18/16	Barclays Capital Group	TRY	97	34,000	34,444	(444)
Expiring 05/18/16	Barclays Capital Group	TRY	92	32,000	32,869	(869)
Expiring 05/18/16	Barclays Capital Group	TRY	92	32,000	32,689	(689)
Expiring 05/18/16	Barclays Capital Group	TRY	86	30,000	30,500	(500)
Expiring 05/20/16	Citigroup Global Markets	TRY	769	255,842	273,384	(17,542)
Expiring 05/20/16	Citigroup Global Markets	TRY	316	104,047	112,436	(8,389)

				$16,446,946	$16,924,246	$(477,300)

						$(100,023)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	31

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Cross currency exchange contracts outstanding at April 30, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/20/2016	Buy	TRY	699	EUR	213	$4,163	Citigroup Global Markets
07/14/2016	Buy	AUD	123	EUR	82	(1,452)	JPMorgan Chase
07/14/2016	Buy	EUR	98	AUD	148	93	Citigroup Global Markets
07/14/2016	Buy	NZD	214	EUR	130	(581)	Citigroup Global Markets
07/14/2016	Buy	CAD	165	JPY	14,498	(4,902)	Barclays Capital Group
07/22/2016	Buy	EUR	165	NOK	1,526	(344)	Barclays Capital Group
07/22/2016	Buy	GBP	78	CZK	2,684	(474)	Barclays Capital Group
07/22/2016	Buy	SEK	601	EUR	66	(70)	Bank of America
07/27/1206	Buy	EUR	163	GBP	128	292	Citigroup Global Markets
07/27/2016	Buy	EUR	98	GBP	77	(25)	Citigroup Global Markets
07/27/2016	Buy	GBP	102	EUR	132	(1,446)	Citigroup Global Markets
07/27/2016	Buy	GBP	130	EUR	166	(1,226)	JPMorgan Chase
07/27/2016	Buy	GBP	205	CHF	290	(3,747)	Citigroup Global Markets
07/27/2016	Buy	GBP	64	EUR	82	(717)	Citigroup Global Markets
07/2720/16	Buy	GBP	128	EUR	165	(1,957)	Citigroup Global Markets
12/12/2016	Buy	EUR	166	PLN	735	32	Citigroup Global Markets

						$(12,361)

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
JPY	40,000	04/01/26	—(3)	—(3)	$—	$98	$98
	1,300	02/08/18	0.884%	3 Month LIBOR(1)	—	1,388	1,388
	5,250	11/23/17	0.962%	3 Month LIBOR(1)	—	(24,789)	(24,789)
	2,460	01/26/18	1.124%	3 Month LIBOR(1)	(478)	(3,443)	(2,965)
	115	04/28/26	1.809%	3 Month LIBOR(1)	—	(1,227)	(1,227)
	1,000	11/20/22	1.873%	3 Month LIBOR(1)	—	(36,266)	(36,266)
	1,000	11/06/25	2.116%	3 Month LIBOR(1)	—	(50,379)	(50,379)
	100	04/28/26	1.909%	3 Month LIBOR(2)	—	2,012	2,012
SEK	2,300	11/12/25	1.430%	3 Month STIBOR(2)	—	8,848	8,848
EUR	1,000	01/13/18	(0.077)%	6 Month EURIBOR(1)	—	(1,063)	(1,063)
EUR	160	03/31/31	0.874%	6 Month EURIBOR(2)	—	(4,087)	(4,087)

					$(478)	$(108,908)	$(108,430)

See Notes to Financial Statements.

32

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MXN	10,400	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	$11,103	$(3,135)	$14,238	Citigroup Global Markets
MXN	6,000	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	6,405	—	6,405	Citigroup Global Markets
ZAR	5,100	11/13/25	8.510%	3 Month Johannesburg Interbank Agreed Rate(2)	621	(84)	705	Citigroup Global Markets
ILS	700	12/09/22	1.530%	3 Month TELBOR(2)	6,134	—	6,134	Citigroup Global Markets
HUF	100,000	12/22/25	2.920%	6 Month BUBOR(2)	25,280	—	25,280	Citigroup Global Markets
PLN	550	11/24/25	2.290%	6 Month WIBOR(2)	(416)	—	(416)	Citigroup Global Markets

					$49,127	$(3,219)	$52,346

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR plus .875 bps and receives the floating rate of 6 Month JPY LIBOR.

Credit default swap agreements outstanding at April 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2016(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on credit indices—Buy Protection(1)*:
CDX.EM.24.V2	12/20/20	1.000%	4,900	N/A	$389,191	$2,300	$386,891	Deutsche Bank AG

OTC packaged credit default swaps on sovereign issues—Sell Protection(2)*:
Federal Republic of Brazil	12/20/20	1.000%	700	3.102%	$(62,268)	$(1,400)	$(60,868)	Deutsche Bank AG
Malaysian Federation	12/20/20	1.000%	150	1.477%	(2,984)	(300)	(2,684)	Deutsche Bank AG
People’s Republic of China	12/20/20	1.000%	200	1.168%	(1,261)	(400)	(861)	Deutsche Bank AG
Republic of Chile	12/20/20	1.000%	200	0.891%	1,221	(400)	1,621	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	400	1.990%	(16,912)	(800)	(16,112)	Deutsche Bank AG
Republic of Indonesia	12/20/20	1.000%	300	1.719%	(9,108)	(600)	(8,508)	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	250	1.383%	(3,972)	(500)	(3,472)	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	250	0.984%	476	(500)	976	Deutsche Bank AG
Republic of South Africa	12/20/20	1.000%	300	2.622%	(20,706)	(600)	(20,106)	Deutsche Bank AG
Republic of Turkey	12/20/20	1.000%	700	2.198%	(35,823)	(1,400)	(34,423)	Deutsche Bank AG
Republic of Venezuela	12/20/20	1.000%	300	53.636%	(202,994)	(600)	(202,394)	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	33

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2016(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on sovereign issues—Sell Protection(2)* (cont’d.):
Russian Federation	12/20/20	1.000%	650	2.258%	$(34,918)	$(1,300)	$(33,618)	Deutsche Bank AG
United Mexican States	12/20/20	1.000%	500	1.479%	(10,052)	(1,000)	(9,052)	Deutsche Bank AG

					$(399,301)	$(9,800)	$(389,501)

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2016(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%	500	3.102%	$(44,477)	$(64,528)	$20,051	Deutsche Bank AG
Kingdom of Belgium	12/20/25	1.000%	500	0.880%	5,830	14,623	(8,793)	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%	1000	0.880%	11,660	24,532	(12,872)	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	250	0.865%	1,801	2,159	(358)	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%	750	1.363%	(22,031)	(16,633)	(5,398)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	750	1.168%	(4,729)	(403)	(4,326)	JPMorgan Chase
Republic of Chile	12/20/20	1.000%	500	0.891%	3,052	(2,453)	5,505	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	500	1.990%	(21,140)	(22,421)	1,281	Deutsche Bank AG
Republic of France	12/20/25	0.250%	750	0.714%	(30,399)	(24,157)	(6,242)	JPMorgan Chase
Republic of France	12/20/25	0.250%	140	0.714%	(5,716)	(5,511)	(205)	Citigroup Global Markets
Republic of Hungary	12/20/20	1.000%	750	1.334%	(10,295)	(21,884)	11,589	Barclays Capital Group
Republic of Indonesia	12/20/20	1.000%	250	1.719%	(7,590)	(13,020)	5,430	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%	500	1.020%	(269)	8,689	(8,958)	JPMorgan Chase
Republic of Ireland	12/20/25	1.000%	500	1.020%	(269)	10,093	(10,362)	Barclays Capital Group
Republic of Israel	12/20/20	1.000%	250	0.642%	4,353	3,054	1,299	JPMorgan Chase
Republic of Italy	12/20/20	1.000%	250	1.194%	(1,856)	93	(1,949)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	750	1.784%	(47,218)	(28,906)	(18,312)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	500	1.784%	(31,479)	(19,746)	(11,733)	JPMorgan Chase
Republic of Korea	12/20/20	1.000%	500	0.566%	10,402	10,288	114	JPMorgan Chase

See Notes to Financial Statements.

34

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2016(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of Latvia	12/20/20	1.000%	750	0.649%	$12,822	$6,892	$5,930	Barclays Capital Group
Republic of Latvia	12/20/22	1.000%	500	0.936%	2,601	(1,998)	4,599	Barclays Capital Group
Republic of Lithuania	12/20/20	1.000%	750	0.659%	12,460	6,892	5,568	Barclays Capital Group
Republic of Lithuania	12/20/22	1.000%	500	0.941%	2,460	594	1,866	Barclays Capital Group
Republic of Panama Government	12/20/20	1.000%	750	1.474%	(14,916)	(17,988)	3,072	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	500	1.383%	(7,944)	(14,571)	6,627	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	750	0.984%	1,427	(42)	1,469	JPMorgan Chase
Republic of Poland	12/20/20	1.000%	500	0.784%	5,457	7,067	(1,610)	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	250	2.513%	(15,774)	(13,154)	(2,620)	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	750	2.513%	(47,321)	(21,937)	(25,384)	JPMorgan Chase
Republic of Slovakia Government	12/20/22	1.000%	500	0.621%	12,642	8,139	4,503	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	250	0.621%	6,321	4,243	2,078	Barclays Capital Group
Republic of Slovenia	12/20/20	1.000%	750	0.990%	1,225	(4,443)	5,668	JPMorgan Chase
Republic of Slovenia	12/20/20	1.000%	350	0.990%	571	(2,227)	2,798	Barclays Capital Group
Republic of South Africa	12/20/20	1.000%	375	2.622%	(25,883)	(25,728)	(155)	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%	625	2.198%	(31,985)	(39,564)	7,579	Deutsche Bank AG
Russian Federation	12/20/20	1.000%	375	2.258%	(20,145)	(26,388)	6,243	JPMorgan Chase
United Mexican States	12/20/20	1.000%	750	1.479%	(15,078)	(14,447)	(631)	Deutsche Bank AG

					$(311,430)	$(294,791)	$(16,639)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	35

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,500	$(71,389)	$(1,034)	$(70,355)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at April 30, 2016(5)	Value at Trade Date	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.25.V1	12/20/20	5.000%	250	$8,606	$(2,215)	$10,821
CDX.NA.HY.26.V1	06/20/21	5.000%	1,200	42,100	39,000	3,100

				$50,706	$36,785	$13,921

Cash of $381,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at April 30, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

36

Currency swap agreements outstanding at April 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
623	3 Month LIBOR	EUR	580	3 Month EURIBOR minus 36.6 bps	JPMorgan Chase	11/17/16	$(39,567)	$—	$(39,567)
1,095	3 Month LIBOR	EUR	1,000	(0.214)%	JPMorgan Chase	11/05/20	(69,873)	—	(69,873)
1,095	3 Month LIBOR	EUR	1,000	0.339%	JPMorgan Chase	11/05/24	(96,404)	—	(96,404)
438	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 33.9 bps	JPMorgan Chase	11/06/17	(20,487)	—	(20,487)
438	3 Month LIBOR	EUR	400	(0.108)%	JPMorgan Chase	11/06/21	(30,173)	—	(30,173)
107	3 Month LIBOR	EUR	100	0.425%	JPMorgan Chase	11/12/25	(12,149)	—	(12,149)
537	3 Month LIBOR	EUR	500	(0.07)%	JPMorgan Chase	05/17/22	(48,223)	—	(48,223)
107	3 Month LIBOR	EUR	100	0.355%	JPMorgan Chase	05/17/25	(11,478)	—	(11,478)
376	3 Month LIBOR	EUR	350	0.015%	JPMorgan Chase	11/17/22	(35,093)	—	(35,093)
428	3 Month LIBOR	EUR	400	(0.279)%	JPMorgan Chase	11/18/20	(35,479)	—	(35,479)
698	3 Month LIBOR	EUR	650	(0.274)%	JPMorgan Chase	11/17/20	(56,203)	—	(56,203)
1,222	3 Month LIBOR	JPY	150,000	(0.795)%	JPMorgan Chase	12/03/20	(199,677)	—	(199,677)
247	3 Month LIBOR	EUR	220	(0.443)%	JPMorgan Chase	08/22/21	4,774	—	4,774
1,243	3 Month LIBOR	JPY	140,000	3 Month JPY minus 99.5 bps	Citigroup Global Markets	04/03/20	(5,668)	—	(5,668)

							$(655,700)	$—	$(655,700)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$483,471	$—
Residential Mortgage-Backed Security	—	945,178	—
Corporate Bonds	—	11,698,306	—
Foreign Government Bonds	—	7,867,846	—
Residential Mortgage-Backed Securities	—	993,506	1,590,778

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	37

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$288,660	$—	$—
Foreign Treasury Obligation	—	146,313	—
Options Purchased	—	345,143	—
Options Written	—	(272,014)	—
Other Financial Instruments*
Futures Contracts	8,503	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(100,023)	—
OTC Cross Currency Exchange Contracts	—	(12,361)	—
OTC Interest Rate Swaps	—	49,127	—
Centrally Cleared Interest Rate Swaps	—	(108,430)	—
Centrally Cleared Credit Default Swaps	—	13,921	—
OTC Credit Default Swaps	—	(392,929)	—
OTC Currency Swap Agreements	—	(655,700)	—

Total	$297,163	$21,001,354	$1,590,778

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage-Backed Securities
Balance as of 11/3/15***	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(9,996)
Purchases	1,962,220
Sales	(364,214)
Accrued discount/premium	2,768
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/16	$1,590,778

*	Other financial instruments are derivative instruments not reflected in the Portfolio of investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $ (9,996) was relating to securities held at the reporting period end.
***	Commencement of operations.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2016	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$627,028	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	963,750	Market Approach	Single Broker Indicative Quote

	$1,590,778

See Notes to Financial Statements.

38

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Foreign Government Bonds	31.4%
Banks	12.2
Residential Mortgage-Backed Securities	14.1
Electric	4.2
Packaging & Containers	3.2
Healthcare-Services	3.0
Media	2.1
Non-Residential Mortgage-Backed Security	1.9
Retail	1.8
Commercial Services	1.6
Transportation	1.6
Insurance	1.5
Computers	1.4
Building Materials	1.4
Options Purchased	1.4
Entertainment	1.3
Affiliated Mutual Fund	1.2
Distribution/Wholesale	1.0
Software	0.9
Chemicals	0.9
Auto Parts & Equipment	0.9%
Pharmaceuticals	0.8
Oil & Gas	0.8
Home Builders	0.8
Miscellaneous Manufacturing	0.7
Foreign Treasury Obligation	0.6
Environmental Control	0.5
Electronics	0.5
Food	0.5
Aerospace & Defense	0.5
Electrical Components & Equipment	0.5
Forest Products & Paper	0.5
Lodging	0.5
Machinery-Diversified	0.4
Telecommunications	0.4
Healthcare-Products	0.3

97.3
Options Written	(1.1)
Other assets in excess of liabilities	3.8

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is credit risk, foreign exchange risk, equity risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$17,339	*	Due from/to broker—variation margin futures	$8,836	*
Interest rate contracts	Due from/to broker—variation margin swaps	12,346	*	Due from/to broker—variation margin swaps	120,776	*

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	39

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$57,536		Unrealized depreciation on OTC swap agreements	$660,890
Interest rate contracts	—	—		Premiums received for OTC swap agreements	3,219
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	410,669		Unrealized depreciation on OTC forward foreign currency exchange contracts	510,692
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	4,580		Unrealized depreciation on OTC cross currency exchange contracts	16,941
Foreign exchange contracts	Unaffiliated investments	222,949		Options written outstanding, at value	189,894
Credit contracts	Unrealized appreciation on OTC swap agreements	492,757		Unrealized depreciation on OTC swap agreements	582,361
Credit contracts	Premiums paid for OTC swap agreements	109,658		Premiums received for OTC swap agreements	412,983
Credit contracts	Unaffiliated investments	122,194		Options written outstanding, at value	82,120
Credit contracts	Due from/to broker—variation margin swaps	13,921	*	—	—

Total		$1,463,949			$2,588,712

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

40

The effects of derivative instruments on the Statement of Operations for period ended April 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$(10,914)	$(23,088)	$8,320	$16,416	$—	$(9,266)
Foreign exchange contracts	(956)	—	—	6,697	(356,025)	(350,284)
Credit contracts	(213,632)	—	101,961	(59,588)		(171,259)
Equity contracts	20,603	—	(6,710)	—	—	13,893

Total	$(204,899)	$(23,088)	$103,571	$(36,475)	$(356,025)	$(516,916)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Options Written	Swaps	Forward & Cross Currency Contracts(4)	Total
Interest rate contracts	$—	$8,503	$—	$(711,784)	$—	$(703,281)
Foreign exchange contracts	(4,091)	—	75,198	—	(112,384)	(41,277)
Credit contracts	6,586	—	(2,183)	(75,683)	—	(71,280)

Total	$2,495	$8,503	$73,015	$(787,467)	$(112,384)	$(815,838)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the period ended April 30, 2016*, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Cross Currency Exchange Contracts(3)	Forward Foreign Currency Exchange Contracts— Purchased(4)
$345,481	$60,209	$3,565,827	$8,010,552	$2,299,361	$12,563,357

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	41

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward Foreign Currency Exchange Contracts— Sold(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Currency Swap agreements(2)
$15,914,491	$14,157	$2,850	$26,042	$7,909

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.
(4)	Value at Settlement Date.
*	Commencement of operations was November 3, 2015.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$28,058	$(10,660)	$—	$17,398
Barclays Capital Group	172,117	(140,819)	—	31,298
Citigroup Global Markets	584,549	(516,015)	—	68,534
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	441,333	(441,333)	—	—
Hong Kong & Shanghai Bank	74	(74)	—	—
JPMorgan Chase	125,466	(125,466)	—	—
Morgan Stanley	58,080	(58,080)	—	—
Toronto Dominion	8,001	—	—	8,001
UBS AG	2,665	(631)	—	2,034

	$1,420,343

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(10,660)	$10,660	$—	$—
Barclays Capital Group	(140,819)	140,819	—	—
Citigroup Global Markets	(516,015)	516,015	—	—
Credit Suisse First Boston Corp.	(17,813)	—	—	(17,813)
Deutsche Bank AG	(662,910)	441,333	221,577	—

See Notes to Financial Statements.

42

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Hong Kong & Shanghai Bank	$(175)	$74	$—	$(101)
JPMorgan Chase	(1,044,660)	125,466	900,000	(19,194)
Morgan Stanley	(65,417)	58,080	—	(7,337)
Toronto Dominion	—	—	—	—
UBS AG	(631)	631	—	—

	$(2,459,100)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	43

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $23,163,667)	$24,070,541
Affiliated investments (cost $288,660)	288,660
Foreign currency, at value (cost $121,808)	124,074
Deposit with broker for futures and centrally cleared swaps	481,000
Cash segregated for counterparty—OTC	1,200,000
Unrealized appreciation on OTC swap agreements	550,293
Unrealized appreciation on OTC forward foreign currency exchange contracts	410,669
Dividends and interest receivable	394,646
Receivable for investments sold	211,678
Premium paid for OTC swap agreements	109,658
Due from broker—variation margin futures	9,741
Due from Manager	7,795
Unrealized appreciation on OTC cross currency exchange contracts	4,580
Prepaid expenses	527

Total assets	27,863,862

Liabilities
Unrealized depreciation on OTC swap agreements	1,243,251
Unrealized depreciation on OTC forward foreign currency exchange contracts	510,692
Premium received for OTC swap agreements	416,202
Payable for investments purchased	334,467
Options written outstanding, at value (premiums received $345,029)	272,014
Unrealized depreciation on OTC cross currency exchange contracts	16,941
Payable to custodian	12,657
Due to broker—variation margin swaps	7,222
Accrued expenses and other liabilities	862
Affiliated transfer agent fee payable	21
Distribution fee payable	10

Total liabilities	2,814,339

Net Assets	$25,049,523

Net assets were comprised of:
Common stock, at par	$2,557
Paid-in capital in excess of par	25,551,592

25,554,149
Distributions in excess of net investment income	(158,059)
Accumulated net realized loss on investment and foreign currency transactions	(515,152)
Net unrealized appreciation on investments and foreign currencies	168,585

Net assets, April 30, 2016	$25,049,523

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share, ($9,991 ÷ 1,020 shares of common stock issued and outstanding)	$9.80
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.26

Class C
Net asset value, offering price and redemption price per share,
($9,955 ÷ 1,017 shares of common stock issued and outstanding)	$9.79

Class Q
Net asset value, offering price and redemption price per share,
($25,019,573 ÷ 2,553,973 shares of common stock issued and outstanding)	$9.80

Class Z
Net asset value, offering price and redemption price per share,
($10,004 ÷ 1,021 shares of common stock issued and outstanding)	$9.80

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	45

Statement of Operations (unaudited)

Period* Ended April 30, 2016

Net Investment Income
Income
Interest income	$464,442
Affiliated dividend income	5,975

Total income	470,417

Expenses
Management fee	102,239
Distribution fee—Class A	12
Distribution fee—Class C	48
Custodian and accounting fees	40,000
Registration fees	30,000
Audit fee	30,000
Legal fees and expenses	25,000
Shareholders’ reports	15,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	2,000
Miscellaneous	13,576

Total expenses	264,875
Less: Management fee waiver and/or expense reimbursement	(150,548)

Net expenses	114,327

Net investment income	356,090

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(192,856)
Futures transactions	(23,088)
Options written transactions	103,571
Swap agreements transactions	(36,475)
Foreign currency transactions	(366,304)

(515,152)

Net change in unrealized appreciation (depreciation) on:
Investments	906,874
Futures	8,503
Options written	73,015
Swap agreements	(787,467)
Foreign currencies	(32,340)

168,585

Net loss on investment and foreign currency transactions	(346,567)

Net Increase In Net Assets Resulting From Operations	$9,523

*	Commencement of operations was November 3, 2015.

See Notes to Financial Statements.

46

Statement of Changes in Net Assets (unaudited)

November 3, 2015* through April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income	$356,090
Net realized loss on investment and foreign currency transaction	(515,152)
Net change in unrealized appreciation on investments and foreign currencies	168,585

Net increase in net assets resulting from operations	9,523

Dividends from net investment income (Note 1)
Class A	(194)
Class C	(161)
Class Q	(513,589)
Class Z	(205)

(514,149)

Fund share transactions (Note 6)
Net proceeds from shares sold	25,040,000
Net asset value of shares issued in reinvestment of dividends and distributions	514,149

Net increase in net assets from Fund share transactions	25,554,149

Total increase	25,049,523

Net Assets:
Beginning of period	—

End of period	$25,049,523

*	Commencement of operations

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	47

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund (formerly Prudential Global Tactical Allocation Fund), Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund), Prudential Real Assets Fund, Prudential Unconstrained Bond Fund and Prudential Global Absolute Return Bond Fund. These financial statements relate to Prudential Global Absolute Return Bond Fund. The Fund commenced operations on November 3, 2015. The investment objective of the Fund is to seek positive return over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

48

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Prudential Global Absolute Return Bond Fund	49

Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

50

under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations, such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be

Prudential Global Absolute Return Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Participatory Notes/Warrants: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk

52

in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instrument which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on options written.

Prudential Global Absolute Return Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-Traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate

54

payments. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default.

The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap, provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of

Prudential Global Absolute Return Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Currency Swaps: The Fund may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange

56

contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments.

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Fund had not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions.

Prudential Global Absolute Return Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Fund holds such warrants and rights as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment In Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to receive any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is

58

recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .85% of the Fund’s average daily net assets up to and including $2.5 billion, .825% of the next $2.5 billion and .80% of average daily net assets in excess of $5 billion. The management fee amount waived exceeded the management fee for the period ended April 30, 2016.

Prudential Global Absolute Return Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

PI has contractually agreed through June 30, 2017 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C, Class Q and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has not received any front-end sales charges resulting from sales of Class A shares during the period ended April 30, 2016. From these fees, if any, PIMS pays such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended April 30, 2016, they did not receive any contingent deferred sales charges imposed upon certain redemptions by Class A and Class C shareholders, respectively.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between and investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

60

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended April 30, 2016, were $25,567,396 and $3,049,251, respectively.

Transactions in options written during the period ended April 30, 2016, were as follows:

	Notional Amount (000)	Premiums Received
Balance at beginning of period*	—	$—
Written options	161,063	763,404
Expired options	(27,559)	(143,833)
Closed options	(82,204)	(274,542)

Balance at end of period	51,300	$345,029

*	Commenced operations on November 3, 2015

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016, were as follows:

Tax Basis	$23,452,327

Appreciation	1,084,614
Depreciation	(177,740)

Net Unrealized Appreciation	$906,874

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax return for tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are

Prudential Global Absolute Return Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2016, Prudential, through its affiliates, owned 1,020 shares of Class A, 1,017 shares of Class C, 2,553,973 shares of Class Q and 1,021 shares of Class Z.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended April 30, 2016*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	20	194

Net increase (decrease) in shares outstanding	1,020	$10,194

Class C
Period ended April 30, 2016*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	17	161

Net increase (decrease) in shares outstanding	1,017	$10,161

Class Q
Period ended April 30, 2016*:
Shares sold	2,501,000	$25,010,000
Shares issued in reinvestment of dividends and distributions	52,973	513,589

Net increase (decrease) in shares outstanding	2,553,973	$25,523,589

Class Z
Period ended April 30, 2016*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	21	205

Net increase (decrease) in shares outstanding	1,021	$10,205

*	Commencement of operations was November 3, 2015.

62

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Global Absolute Return Bond Fund	63

Financial Highlights (unaudited)

Class A Shares
	November 3, 2015(f) through April 30, 2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized loss on investments	(.14)
Total from investment operations	(.01)
Less Dividends and Distributions:
Dividends from net investment income	(.19)
Net asset value, end of period	$9.80
Total Return(a)	(.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.20%	(d)
Expense before waivers and/or expense reimbursement	13.33%	(d)
Net investment income	2.72%	(d)
Portfolio turnover rate	20%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

64

Class C Shares
	November 3, 2015(f) through April 30, 2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized loss on investments	(.14)
Total from investment operations	(.05)
Less Dividends and Distributions:
Dividends from net investment income	(.16)
Net asset value, end of period	$9.79
Total Return(a)	(.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.95%	(d)
Expense before waivers and/or expense reimbursement	14.09%	(d)
Net investment income	1.97%	(d)
Portfolio turnover rate	20%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	65

Financial Highlights (unaudited) (continued)

Class Q Shares
	November 3, 2015(f) through April 30, 2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized loss on investments	(.14)
Total from investment operations	-
Less Dividends and Distributions:
Dividends from net investment income	(.20)
Net asset value, end of period	$9.80
Total Return(a)	.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,020
Average net assets (000)	$24,427
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.95%	(d)
Expense before waivers and/or expense reimbursement	2.20%	(d)
Net investment income	2.98%	(d)
Portfolio turnover rate	20%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

66

Class Z Shares
	November 3, 2015(f) through April 30, 2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized loss on investments	(.14)
Total from investment operations	-
Less Dividends and Distributions:
Dividends from net investment income	(.20)
Net asset value, end of period	$9.80
Total Return(a)	.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.95%	(d)
Expense before waivers and/or expense reimbursement	13.04%	(d)
Net investment income	2.97%	(d)
Portfolio turnover rate	20%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	67

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Absolute Return Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PAJAX	PAJCX	PAJQX	PAJZX
CUSIP	74440K645	74440K637	74440K629	74440K611

MF233E2    0293069-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016